Document and Entity Information	12 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2013
Registrant Name	GMO Series Trust
Central Index Key	0001521894
Amendment Flag	false
Document Creation Date	Aug 30, 2013
Document Effective Date	Aug 31, 2013
Prospectus Date	Aug 31, 2013

GMO U.S. Core Equity Series Fund
GMO U.S. CORE EQUITY SERIES FUND
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO U.S. Core Equity Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.31%	0.31%	0.31%
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.21%	0.21%	0.21%
Total annual fund operating expenses	[1]	0.77%	0.62%	0.52%
Expense reimbursement	[1][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	0.76%	0.61%	0.51%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Core Equity Fund ("USCEF"), the underlying fund in which the Fund invests.
[2]	The amount reflects the management fee paid by USCEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by USCEF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both USCEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO U.S. Core Equity Series Fund (USD $)	1 Year		3 Years
Class R4	78	[1]	251
Class R5	62	[1]	204
Class R6	52	[1]	172
[1]	After reimbursement

Expense Example, No Redemption GMO U.S. Core Equity Series Fund (USD $)	1 Year		3 Years
Class R4	78	[1]	251
Class R5	62	[1]	204
Class R6	52	[1]	172
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO U.S. Core Equity Fund (“USCEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of USCEF. References to the Fund may refer to actions undertaken by the Fund or USCEF. The Fund’s investment adviser, GMO, is also the investment adviser to USCEF.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the S&P 500 Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time. The Fund may invest in companies of any market capitalization.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in USCEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through USCEF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in USCEF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of USCEF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in USCEF, including the risk that USCEF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of USCEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 16.50% (2Q2003) Lowest Quarter: – 16.40% (4Q2008) Year-to-Date (as of 6/30/13): 15.17%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO U.S. Core Equity Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	12.46%	1.99%	5.69%	10.36%	Sep 18, 1985	[1]
Class R4 Return After Taxes on Distributions	12.11%	1.71%	5.13%	7.93%	Sep 18, 1985	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	8.55%	1.66%	4.87%	7.96%	Sep 18, 1985	[1]
Class R5	12.63%	2.15%	5.85%	10.53%	Sep 18, 1985	[1]
Class R6	12.74%	2.25%	5.95%	10.64%	Sep 18, 1985	[1]
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%	10.39%	Sep 18, 1985	[1]
[1]	Inception date for USCEF's predecessor fund (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO U.S. Core Equity Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. CORE EQUITY SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both USCEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO U.S. Core Equity Fund (“USCEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of USCEF. References to the Fund may refer to actions undertaken by the Fund or USCEF. The Fund’s investment adviser, GMO, is also the investment adviser to USCEF.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the S&P 500 Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time. The Fund may invest in companies of any market capitalization.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in USCEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through USCEF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in USCEF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of USCEF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in USCEF, including the risk that USCEF will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of USCEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 16.50% (2Q2003) Lowest Quarter: – 16.40% (4Q2008) Year-to-Date (as of 6/30/13): 15.17%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO U.S. Core Equity Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.76%	[1]
1 Year	rr_ExpenseExampleYear01	78	[6]
3 Years	rr_ExpenseExampleYear03	251
1 Year	rr_ExpenseExampleNoRedemptionYear01	78	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	251
2003	rr_AnnualReturn2003	26.22%
2004	rr_AnnualReturn2004	9.46%
2005	rr_AnnualReturn2005	3.09%
2006	rr_AnnualReturn2006	9.23%
2007	rr_AnnualReturn2007	1.25%
2008	rr_AnnualReturn2008	(30.51%)
2009	rr_AnnualReturn2009	20.85%
2010	rr_AnnualReturn2010	8.48%
2011	rr_AnnualReturn2011	7.73%
2012	rr_AnnualReturn2012	12.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.40%)
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	5.69%
Inception	rr_AverageAnnualReturnSinceInception	10.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 1985	[7]
GMO U.S. Core Equity Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.61%	[1]
1 Year	rr_ExpenseExampleYear01	62	[6]
3 Years	rr_ExpenseExampleYear03	204
1 Year	rr_ExpenseExampleNoRedemptionYear01	62	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	204
1 Year	rr_AverageAnnualReturnYear01	12.63%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Inception	rr_AverageAnnualReturnSinceInception	10.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 1985	[7]
GMO U.S. Core Equity Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.51%	[1]
1 Year	rr_ExpenseExampleYear01	52	[6]
3 Years	rr_ExpenseExampleYear03	172
1 Year	rr_ExpenseExampleNoRedemptionYear01	52	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	172
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	5.95%
Inception	rr_AverageAnnualReturnSinceInception	10.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 1985	[7]
GMO U.S. Core Equity Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.11%
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Inception	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 1985	[7]
GMO U.S. Core Equity Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	4.87%
Inception	rr_AverageAnnualReturnSinceInception	7.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 1985	[7]
GMO U.S. Core Equity Series Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception	rr_AverageAnnualReturnSinceInception	10.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 18, 1985	[7]

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Core Equity Fund ("USCEF"), the underlying fund in which the Fund invests.
[2]	The amount reflects the management fee paid by USCEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by USCEF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[6]	After reimbursement
[7]	Inception date for USCEF's predecessor fund (Class III shares).

GMO U.S. Intrinsic Value Series Fund
GMO U.S. INTRINSIC VALUE SERIES FUND
Investment objective
Long-term capital growth.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO U.S. Intrinsic Value Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.31%	0.31%	0.31%
Distribution and service (12b-1) fee	[2][3]	0.25%	0.10%	none
Other expenses	[2][4]	0.21%	0.21%	0.21%
Total annual fund operating expenses	[2]	0.77%	0.62%	0.52%
Expense reimbursement	[2][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	0.76%	0.61%	0.51%
[1]	The amount reflects the management fee paid by Intrinsic Value Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Intrinsic Value Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Intrinsic Value Fund ("Intrinsic Value Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Intrinsic Value Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO U.S. Intrinsic Value Series Fund (USD $)	1 Year		3 Years
Class R4	78	[1]	418
Class R5	62	[1]	372
Class R6	52	[1]	340
[1]	After reimbursement

Expense Example, No Redemption GMO U.S. Intrinsic Value Series Fund (USD $)	1 Year		3 Years
Class R4	78	[1]	418
Class R5	62	[1]	372
Class R6	52	[1]	340
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO U.S. Intrinsic Value Fund ("Intrinsic Value Fund"), which invests directly in securities and other instruments. The Fund's investment objective and principal investment strategies, therefore, are substantially similar to those of Intrinsic Value Fund. References to the Fund may refer to actions undertaken by the Fund or Intrinsic Value Fund. The Fund's investment adviser, GMO, is also the investment adviser to Intrinsic Value Fund.

The Manager seeks to achieve the Fund's investment objective by investing the Fund's portfolio primarily in equity securities that the Manager believes will provide a higher return than the Russell 1000 Value Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund's investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter ("OTC") derivatives and exchange-traded funds ("ETFs"). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term "equity securities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts ("REITs") and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Intrinsic Value Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Intrinsic Value Fund, which include those outlined in the following brief summary of principal risks. Intrinsic Value Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Intrinsic Value Fund may affect Intrinsic Value Fund's performance more than if Intrinsic Value Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Intrinsic Value Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Intrinsic Value Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund's operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Intrinsic Value Fund, including the risk that Intrinsic Value Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Intrinsic Value Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 19.16% (2Q2003) Lowest Quarter: – 18.36% (4Q2008) Year-to-Date (as of 6/30/13): 15.88%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO U.S. Intrinsic Value Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	14.05%	2.05%	6.30%	4.23%	Aug 2, 1999	[1]
Class R4 Return After Taxes on Distributions	13.65%	1.75%	5.21%	3.16%	Aug 2, 1999	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	9.66%	1.69%	5.23%	3.30%	Aug 2, 1999	[1]
Class R5	14.22%	2.20%	6.46%	4.39%	Aug 2, 1999	[1]
Class R6	14.34%	2.31%	6.57%	4.49%	Aug 2, 1999	[1]
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%	4.05%	Aug 2, 1999	[1]
[1]	Inception date for Intrinsic Value Fund's predecessor fund (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO U.S. Intrinsic Value Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. INTRINSIC VALUE SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Intrinsic Value Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO U.S. Intrinsic Value Fund ("Intrinsic Value Fund"), which invests directly in securities and other instruments. The Fund's investment objective and principal investment strategies, therefore, are substantially similar to those of Intrinsic Value Fund. References to the Fund may refer to actions undertaken by the Fund or Intrinsic Value Fund. The Fund's investment adviser, GMO, is also the investment adviser to Intrinsic Value Fund.

The Manager seeks to achieve the Fund's investment objective by investing the Fund's portfolio primarily in equity securities that the Manager believes will provide a higher return than the Russell 1000 Value Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund's investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter ("OTC") derivatives and exchange-traded funds ("ETFs"). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term "equity securities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts ("REITs") and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Intrinsic Value Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Intrinsic Value Fund, which include those outlined in the following brief summary of principal risks. Intrinsic Value Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Intrinsic Value Fund may affect Intrinsic Value Fund's performance more than if Intrinsic Value Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Intrinsic Value Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Intrinsic Value Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund's operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Intrinsic Value Fund, including the risk that Intrinsic Value Fund will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Intrinsic Value Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Intrinsic Value Fund may affect Intrinsic Value Fund's performance more than if Intrinsic Value Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Intrinsic Value Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 19.16% (2Q2003) Lowest Quarter: – 18.36% (4Q2008) Year-to-Date (as of 6/30/13): 15.88%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO U.S. Intrinsic Value Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	78	[6]
3 Years	rr_ExpenseExampleYear03	418
1 Year	rr_ExpenseExampleNoRedemptionYear01	78	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
2003	rr_AnnualReturn2003	29.27%
2004	rr_AnnualReturn2004	12.40%
2005	rr_AnnualReturn2005	5.65%
2006	rr_AnnualReturn2006	13.15%
2007	rr_AnnualReturn2007	(4.17%)
2008	rr_AnnualReturn2008	(34.01%)
2009	rr_AnnualReturn2009	20.13%
2010	rr_AnnualReturn2010	11.24%
2011	rr_AnnualReturn2011	10.04%
2012	rr_AnnualReturn2012	14.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.36%)
1 Year	rr_AverageAnnualReturnYear01	14.05%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1999	[7]
GMO U.S. Intrinsic Value Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.61%	[2]
1 Year	rr_ExpenseExampleYear01	62	[6]
3 Years	rr_ExpenseExampleYear03	372
1 Year	rr_ExpenseExampleNoRedemptionYear01	62	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	6.46%
Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1999	[7]
GMO U.S. Intrinsic Value Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.51%	[2]
1 Year	rr_ExpenseExampleYear01	52	[6]
3 Years	rr_ExpenseExampleYear03	340
1 Year	rr_ExpenseExampleNoRedemptionYear01	52	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	340
1 Year	rr_AverageAnnualReturnYear01	14.34%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	6.57%
Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1999	[7]
GMO U.S. Intrinsic Value Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.65%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1999	[7]
GMO U.S. Intrinsic Value Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.66%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1999	[7]
GMO U.S. Intrinsic Value Series Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1999	[7]

[1]	The amount reflects the management fee paid by Intrinsic Value Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Intrinsic Value Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Intrinsic Value Fund ("Intrinsic Value Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[6]	After reimbursement
[7]	Inception date for Intrinsic Value Fund's predecessor fund (Class III shares).

GMO U.S. Growth Series Fund
GMO U.S. GROWTH SERIES FUND
Investment objective
Long-term capital growth.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO U.S. Growth Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.31%	0.31%	0.31%
Distribution and service (12b-1) fee	[2][3]	0.25%	0.10%	none
Other expenses	[2][4]	0.22%	0.22%	0.22%
Total annual fund operating expenses	[2]	0.78%	0.63%	0.53%
Expense reimbursement	[2][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	0.77%	0.62%	0.52%
[1]	The amount reflects the management fee paid by Growth Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Growth Fund.
[2]	The amounts represent an annualized estimate of the Fund���s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Growth Fund (���Growth Fund���), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	���Other expenses��� include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the ���Manager��� or ���GMO���) has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund���s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Growth Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO U.S. Growth Series Fund (USD $)	1 Year		3 Years
Class R4	79	[1]	1,182
Class R5	63	[1]	1,139
Class R6	53	[1]	1,110
[1]	After reimbursement

Expense Example, No Redemption GMO U.S. Growth Series Fund (USD $)	1 Year		3 Years
Class R4	79	[1]	1,182
Class R5	63	[1]	1,139
Class R6	53	[1]	1,110
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO U.S. Growth Fund (“Growth Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Growth Fund. References to the Fund may refer to actions undertaken by the Fund or Growth Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Growth Fund.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the Russell 1000 Growth Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Growth Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Growth Fund, which include those outlined in the following brief summary of principal risks. Growth Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Growth Fund may affect Growth Fund’s performance more than if Growth Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Growth Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Growth Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Growth Fund, including the risk that Growth Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Growth Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 14.94% (2Q2003) Lowest Quarter: – 16.92% (4Q2008) Year-to-Date (as of 6/30/13): 15.43%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO U.S. Growth Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	16.74%	5.07%	6.78%	9.67%	Dec 30, 1988	[1]
Class R4 Return After Taxes on Distributions	14.66%	4.51%	6.05%	6.50%	Dec 30, 1988	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	12.91%	4.26%	5.74%	6.87%	Dec 30, 1988	[1]
Class R5	16.91%	5.23%	6.94%	9.84%	Dec 30, 1988	[1]
Class R6	17.03%	5.33%	7.05%	9.95%	Dec 30, 1988	[1]
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%	9.02%	Dec 30, 1988	[1]
[1]	Inception date for Growth Fund���s predecessor fund (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO U.S. Growth Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. GROWTH SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Growth Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO U.S. Growth Fund (“Growth Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Growth Fund. References to the Fund may refer to actions undertaken by the Fund or Growth Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Growth Fund.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the Russell 1000 Growth Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Growth Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Growth Fund, which include those outlined in the following brief summary of principal risks. Growth Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Growth Fund may affect Growth Fund’s performance more than if Growth Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Growth Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Growth Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Growth Fund, including the risk that Growth Fund will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Growth Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Growth Fund may affect Growth Fund’s performance more than if Growth Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Growth Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 14.94% (2Q2003) Lowest Quarter: – 16.92% (4Q2008) Year-to-Date (as of 6/30/13): 15.43%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO U.S. Growth Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	79	[6]
3 Years	rr_ExpenseExampleYear03	1,182
1 Year	rr_ExpenseExampleNoRedemptionYear01	79	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,182
2003	rr_AnnualReturn2003	28.18%
2004	rr_AnnualReturn2004	4.76%
2005	rr_AnnualReturn2005	4.04%
2006	rr_AnnualReturn2006	2.07%
2007	rr_AnnualReturn2007	5.53%
2008	rr_AnnualReturn2008	(31.12%)
2009	rr_AnnualReturn2009	24.65%
2010	rr_AnnualReturn2010	13.58%
2011	rr_AnnualReturn2011	12.47%
2012	rr_AnnualReturn2012	16.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.92%)
1 Year	rr_AverageAnnualReturnYear01	16.74%
5 Years	rr_AverageAnnualReturnYear05	5.07%
10 Years	rr_AverageAnnualReturnYear10	6.78%
Inception	rr_AverageAnnualReturnSinceInception	9.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1988	[7]
GMO U.S. Growth Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.62%	[2]
1 Year	rr_ExpenseExampleYear01	63	[6]
3 Years	rr_ExpenseExampleYear03	1,139
1 Year	rr_ExpenseExampleNoRedemptionYear01	63	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,139
1 Year	rr_AverageAnnualReturnYear01	16.91%
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	6.94%
Inception	rr_AverageAnnualReturnSinceInception	9.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1988	[7]
GMO U.S. Growth Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.31%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.52%	[2]
1 Year	rr_ExpenseExampleYear01	53	[6]
3 Years	rr_ExpenseExampleYear03	1,110
1 Year	rr_ExpenseExampleNoRedemptionYear01	53	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,110
1 Year	rr_AverageAnnualReturnYear01	17.03%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Inception	rr_AverageAnnualReturnSinceInception	9.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1988	[7]
GMO U.S. Growth Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	6.05%
Inception	rr_AverageAnnualReturnSinceInception	6.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1988	[7]
GMO U.S. Growth Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Inception	rr_AverageAnnualReturnSinceInception	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1988	[7]
GMO U.S. Growth Series Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1988	[7]

[1]	The amount reflects the management fee paid by Growth Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Growth Fund.
[2]	The amounts represent an annualized estimate of the Fund���s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Growth Fund (���Growth Fund���), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	���Other expenses��� include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the ���Manager��� or ���GMO���) has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund���s Board of Trustees.
[6]	After reimbursement
[7]	Inception date for Growth Fund���s predecessor fund (Class III shares).

GMO International Core Equity Series Fund
GMO INTERNATIONAL CORE EQUITY SERIES FUND
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO International Core Equity Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.38%	0.38%	0.38%
Distribution and service (12b-1) fee	[2][3]	0.25%	0.10%	none
Other expenses	[2][4]	0.21%	0.21%	0.21%
Total annual fund operating expenses	[2]	0.84%	0.69%	0.59%
Expense reimbursement	[2][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	0.83%	0.68%	0.58%
[1]	The amount reflects the management fee paid by ICEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ICEF.
[2]	The amounts represent an annualized estimate of the Fund���s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Core Equity Fund (���ICEF���), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	���Other expenses��� include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the ���Manager��� or ���GMO���) has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund���s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both ICEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO International Core Equity Series Fund (USD $)	1 Year		3 Years
Class R4	85	[1]	282
Class R5	69	[1]	231
Class R6	59	[1]	199
[1]	After reimbursement

Expense Example, No Redemption GMO International Core Equity Series Fund (USD $)	1 Year		3 Years
Class R4	85	[1]	282
Class R5	69	[1]	231
Class R6	59	[1]	199
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO International Core Equity Fund (“ICEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of ICEF. References to the Fund may refer to actions undertaken by the Fund or ICEF. The Fund’s investment adviser, GMO, is also the investment adviser to ICEF.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ICEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ICEF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in ICEF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ICEF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in ICEF, including the risk that ICEF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of ICEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 22.21% (2Q2009) Lowest Quarter: – 19.99% (3Q2008) Year-to-Date (as of 6/30/13): 2.94%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO International Core Equity Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	15.48%	(3.66%)	8.13%	7.18%	Jan 29, 2002	[1]
Class R4 Return After Taxes on Distributions	15.10%	(4.06%)	7.53%	6.52%	Jan 29, 2002	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	10.96%	(3.03%)	7.19%	6.26%	Jan 29, 2002	[1]
Class R5	15.65%	(3.51%)	8.29%	7.34%	Jan 29, 2002	[1]
Class R6	15.77%	(3.41%)	8.40%	7.45%	Jan 29, 2002	[1]
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	(3.69%)	8.21%	6.30%	Jan 29, 2002	[1]
[1]	Inception date for ICEF's predecessor fund (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO International Core Equity Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL CORE EQUITY SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both ICEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO International Core Equity Fund (“ICEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of ICEF. References to the Fund may refer to actions undertaken by the Fund or ICEF. The Fund’s investment adviser, GMO, is also the investment adviser to ICEF.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ICEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ICEF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in ICEF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ICEF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in ICEF, including the risk that ICEF will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of ICEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 22.21% (2Q2009) Lowest Quarter: – 19.99% (3Q2008) Year-to-Date (as of 6/30/13): 2.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO International Core Equity Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.38%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.83%	[2]
1 Year	rr_ExpenseExampleYear01	85	[6]
3 Years	rr_ExpenseExampleYear03	282
1 Year	rr_ExpenseExampleNoRedemptionYear01	85	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	282
2003	rr_AnnualReturn2003	37.24%
2004	rr_AnnualReturn2004	22.01%
2005	rr_AnnualReturn2005	14.20%
2006	rr_AnnualReturn2006	24.40%
2007	rr_AnnualReturn2007	10.67%
2008	rr_AnnualReturn2008	(40.23%)
2009	rr_AnnualReturn2009	20.68%
2010	rr_AnnualReturn2010	9.95%
2011	rr_AnnualReturn2011	(9.36%)
2012	rr_AnnualReturn2012	15.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.99%)
1 Year	rr_AverageAnnualReturnYear01	15.48%
5 Years	rr_AverageAnnualReturnYear05	(3.66%)
10 Years	rr_AverageAnnualReturnYear10	8.13%
Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2002	[7]
GMO International Core Equity Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.38%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.68%	[2]
1 Year	rr_ExpenseExampleYear01	69	[6]
3 Years	rr_ExpenseExampleYear03	231
1 Year	rr_ExpenseExampleNoRedemptionYear01	69	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	231
1 Year	rr_AverageAnnualReturnYear01	15.65%
5 Years	rr_AverageAnnualReturnYear05	(3.51%)
10 Years	rr_AverageAnnualReturnYear10	8.29%
Inception	rr_AverageAnnualReturnSinceInception	7.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2002	[7]
GMO International Core Equity Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.38%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.58%	[2]
1 Year	rr_ExpenseExampleYear01	59	[6]
3 Years	rr_ExpenseExampleYear03	199
1 Year	rr_ExpenseExampleNoRedemptionYear01	59	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Years	rr_AverageAnnualReturnYear05	(3.41%)
10 Years	rr_AverageAnnualReturnYear10	8.40%
Inception	rr_AverageAnnualReturnSinceInception	7.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2002	[7]
GMO International Core Equity Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	(4.06%)
10 Years	rr_AverageAnnualReturnYear10	7.53%
Inception	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2002	[7]
GMO International Core Equity Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.96%
5 Years	rr_AverageAnnualReturnYear05	(3.03%)
10 Years	rr_AverageAnnualReturnYear10	7.19%
Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2002	[7]
GMO International Core Equity Series Fund | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2002	[7]

[1]	The amount reflects the management fee paid by ICEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ICEF.
[2]	The amounts represent an annualized estimate of the Fund���s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Core Equity Fund (���ICEF���), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	���Other expenses��� include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the ���Manager��� or ���GMO���) has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund���s Board of Trustees.
[6]	After reimbursement
[7]	Inception date for ICEF's predecessor fund (Class III shares).

GMO International Large/Mid Cap Value Series Fund
GMO INTERNATIONAL LARGE/MID CAP VALUE SERIES FUND
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO International Large/Mid Cap Value Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.50%	0.50%	0.50%
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.22%	0.22%	0.22%
Total annual fund operating expenses	[1]	0.97%	0.82%	0.72%
Expense reimbursement	[1][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	0.96%	0.81%	0.71%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the estimated expenses of both the Fund and GMO International Large/Mid Cap Value Fund ("ILMCVF"), the underlying fund in which the Fund invests.
[2]	The amount reflects the management fee paid by ILMCVF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ILMCVF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both ILMCVF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO International Large/Mid Cap Value Series Fund (USD $)	1 Year		3 Years
Class R4	98	[1]	338
Class R5	83	[1]	291
Class R6	73	[1]	259
[1]	After reimbursement

Expense Example, No Redemption GMO International Large/Mid Cap Value Series Fund (USD $)	1 Year		3 Years
Class R4	98	[1]	338
Class R5	83	[1]	291
Class R6	73	[1]	259
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO International Large/Mid Cap Value Fund (“ILMCVF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of ILMCVF. References to the Fund may refer to actions undertaken by the Fund or ILMCVF. The Fund’s investment adviser, GMO, is also the investment adviser to ILMCVF.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Value Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. companies that issue stocks included in the MSCI Standard Indices, international stock indices that target approximately the largest 85% of each market’s free-float adjusted market capitalization, and in companies with similar market capitalizations (“large- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of large- and mid-cap companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ILMCVF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ILMCVF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in ILMCVF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ILMCVF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in ILMCVF, including the risk that ILMCVF will not perform as expected.

Performance
Because ILMCVF had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO International Large/Mid Cap Value Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL LARGE/MID CAP VALUE SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both ILMCVF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO International Large/Mid Cap Value Fund (“ILMCVF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of ILMCVF. References to the Fund may refer to actions undertaken by the Fund or ILMCVF. The Fund’s investment adviser, GMO, is also the investment adviser to ILMCVF.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Value Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of non-U.S. companies that issue stocks included in the MSCI Standard Indices, international stock indices that target approximately the largest 85% of each market’s free-float adjusted market capitalization, and in companies with similar market capitalizations (“large- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of large- and mid-cap companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., including both developed and emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ILMCVF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ILMCVF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in ILMCVF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ILMCVF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in ILMCVF, including the risk that ILMCVF will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because ILMCVF had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because ILMCVF had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO International Large/Mid Cap Value Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.96%	[1]
1 Year	rr_ExpenseExampleYear01	98	[6]
3 Years	rr_ExpenseExampleYear03	338
1 Year	rr_ExpenseExampleNoRedemptionYear01	98	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	338
GMO International Large/Mid Cap Value Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	83	[6]
3 Years	rr_ExpenseExampleYear03	291
1 Year	rr_ExpenseExampleNoRedemptionYear01	83	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	291
GMO International Large/Mid Cap Value Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.71%	[1]
1 Year	rr_ExpenseExampleYear01	73	[6]
3 Years	rr_ExpenseExampleYear03	259
1 Year	rr_ExpenseExampleNoRedemptionYear01	73	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	259

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the estimated expenses of both the Fund and GMO International Large/Mid Cap Value Fund ("ILMCVF"), the underlying fund in which the Fund invests.
[2]	The amount reflects the management fee paid by ILMCVF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ILMCVF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[6]	After reimbursement

GMO International Growth Equity Series Fund
GMO INTERNATIONAL GROWTH EQUITY SERIES FUND
Investment objective
High total return.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO International Growth Equity Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.50%	0.50%	0.50%
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.21%	0.21%	0.21%
Total annual fund operating expenses	[1]	0.96%	0.81%	0.71%
Expense reimbursement	[1][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	0.95%	0.80%	0.70%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Growth Equity Fund ("IGEF"), the underlying fund in which the Fund invests.
[2]	The amount reflects the management fee paid by IGEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by IGEF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both IGEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO International Growth Equity Series Fund (USD $)	1 Year		3 Years
Class R4	97	[1]	316
Class R5	82	[1]	268
Class R6	72	[1]	237
[1]	After reimbursement

Expense Example, No Redemption GMO International Growth Equity Series Fund (USD $)	1 Year		3 Years
Class R4	97	[1]	316
Class R5	82	[1]	268
Class R6	72	[1]	237
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO International Growth Equity Fund (“IGEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of IGEF. References to the Fund may refer to actions undertaken by the Fund or IGEF. The Fund’s investment adviser, GMO, is also the investment adviser to IGEF.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Growth Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in IGEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IGEF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in IGEF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of IGEF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in IGEF, including the risk that IGEF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of IGEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 17.74% (3Q2010) Lowest Quarter: – 19.40% (3Q2008) Year-to-Date (as of 6/30/13): 6.30%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO International Growth Equity Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	20.10%	(0.82%)	8.98%	7.17%	Nov 30, 2001	[1]
Class R4 Return After Taxes on Distributions	19.47%	(1.33%)	8.00%	6.19%	Nov 30, 2001	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	13.82%	(0.77%)	7.77%	6.07%	Nov 30, 2001	[1]
Class R5	20.28%	(0.67%)	9.15%	7.33%	Nov 30, 2001	[1]
Class R6	20.40%	(0.57%)	9.26%	7.44%	Nov 30, 2001	[1]
MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.86%	(3.09%)	7.77%	5.37%	Nov 30, 2001	[1]
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	(3.69%)	8.21%	5.77%	Nov 30, 2001	[1]
[1]	Inception date for IGEF's predecessor fund (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO International Growth Equity Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL GROWTH EQUITY SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both IGEF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO International Growth Equity Fund (“IGEF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of IGEF. References to the Fund may refer to actions undertaken by the Fund or IGEF. The Fund’s investment adviser, GMO, is also the investment adviser to IGEF.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes will provide a higher return than the MSCI EAFE Growth Index.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to countries other than the U.S., including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms “equity securities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in IGEF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IGEF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in IGEF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of IGEF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in IGEF, including the risk that IGEF will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of IGEF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods indicated and by comparing the Fund's average annual total returns for different calendar periods with those of the Fund's benchmark and an additional broad-based international stock index selected by the Manager.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 17.74% (3Q2010) Lowest Quarter: – 19.40% (3Q2008) Year-to-Date (as of 6/30/13): 6.30%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO International Growth Equity Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	97	[6]
3 Years	rr_ExpenseExampleYear03	316
1 Year	rr_ExpenseExampleNoRedemptionYear01	97	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	316
2003	rr_AnnualReturn2003	29.99%
2004	rr_AnnualReturn2004	19.66%
2005	rr_AnnualReturn2005	12.78%
2006	rr_AnnualReturn2006	23.69%
2007	rr_AnnualReturn2007	13.52%
2008	rr_AnnualReturn2008	(36.92%)
2009	rr_AnnualReturn2009	21.73%
2010	rr_AnnualReturn2010	13.66%
2011	rr_AnnualReturn2011	(8.45%)
2012	rr_AnnualReturn2012	20.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.40%)
1 Year	rr_AverageAnnualReturnYear01	20.10%
5 Years	rr_AverageAnnualReturnYear05	(0.82%)
10 Years	rr_AverageAnnualReturnYear10	8.98%
Inception	rr_AverageAnnualReturnSinceInception	7.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001	[7]
GMO International Growth Equity Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	82	[6]
3 Years	rr_ExpenseExampleYear03	268
1 Year	rr_ExpenseExampleNoRedemptionYear01	82	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
1 Year	rr_AverageAnnualReturnYear01	20.28%
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
10 Years	rr_AverageAnnualReturnYear10	9.15%
Inception	rr_AverageAnnualReturnSinceInception	7.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001	[7]
GMO International Growth Equity Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	72	[6]
3 Years	rr_ExpenseExampleYear03	237
1 Year	rr_ExpenseExampleNoRedemptionYear01	72	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	237
1 Year	rr_AverageAnnualReturnYear01	20.40%
5 Years	rr_AverageAnnualReturnYear05	(0.57%)
10 Years	rr_AverageAnnualReturnYear10	9.26%
Inception	rr_AverageAnnualReturnSinceInception	7.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001	[7]
GMO International Growth Equity Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.47%
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
10 Years	rr_AverageAnnualReturnYear10	8.00%
Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001	[7]
GMO International Growth Equity Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.82%
5 Years	rr_AverageAnnualReturnYear05	(0.77%)
10 Years	rr_AverageAnnualReturnYear10	7.77%
Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001	[7]
GMO International Growth Equity Series Fund | MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.86%
5 Years	rr_AverageAnnualReturnYear05	(3.09%)
10 Years	rr_AverageAnnualReturnYear10	7.77%
Inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001	[7]
GMO International Growth Equity Series Fund | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001	[7]

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Growth Equity Fund ("IGEF"), the underlying fund in which the Fund invests.
[2]	The amount reflects the management fee paid by IGEF. The Fund does not charge a management fee, but indirectly bears the management fee paid by IGEF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[6]	After reimbursement
[7]	Inception date for IGEF's predecessor fund (Class III shares).

GMO Foreign Series Fund
GMO FOREIGN SERIES FUND
Investment objective
Total return in excess of that of its benchmark, the MSCI EAFE Index.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Foreign Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.60%	0.60%	0.60%
Distribution and service (12b-1) fee	[2][3]	0.25%	0.10%	none
Other expenses	[2][4]	0.23%	0.23%	0.23%
Total annual fund operating expenses	[2]	1.08%	0.93%	0.83%
Expense reimbursement	[2][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	1.07%	0.92%	0.82%
[1]	The amount reflects the management fee paid by Foreign Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Foreign Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Foreign Fund ("Foreign Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Foreign Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Foreign Series Fund (USD $)	1 Year		3 Years
Class R4	109	[1]	357
Class R5	94	[1]	310
Class R6	84	[1]	279
[1]	After reimbursement

Expense Example, No Redemption GMO Foreign Series Fund (USD $)	1 Year		3 Years
Class R4	109	[1]	357
Class R5	94	[1]	310
Class R6	84	[1]	279
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Foreign Fund (“Foreign Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Foreign Fund. References to the Fund may refer to actions undertaken by the Fund or Foreign Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Foreign Fund.

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including both developed and emerging countries. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries other than the U.S.
  Country/Region selection – The Fund’s country or region weightings relative to its benchmark are determined by the Manager’s proprietary quantitative value score for each country or region together with the Manager’s evaluation of the country’s or region’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries or regions relative to the Fund’s benchmark.
  Stock selection – The Manager selects stocks using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.
The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Foreign Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Foreign Fund, which include those outlined in the following brief summary of principal risks. Foreign Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Foreign Fund may affect Foreign Fund’s performance more than if Foreign Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Foreign Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Foreign Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Foreign Fund, including the risk that Foreign Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Foreign Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 21.57% (2Q2009) Lowest Quarter: – 19.87% (3Q2011) Year-to-Date (as of 6/30/13): 2.47%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO Foreign Series Fund		1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	[1]	15.81%	(4.89%)	7.68%	11.48%	Aug 31, 1984	[2]
Class R4 Return After Taxes on Distributions	[1]	15.33%	(5.42%)	6.85%		Aug 31, 1984	[2]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.07%	(4.05%)	6.82%		Aug 31, 1984	[2]
Class R5	[1]	15.98%	(4.75%)	7.84%	11.64%	Aug 31, 1984	[2]
Class R6	[1]	16.10%	(4.65%)	7.95%	11.75%	Aug 31, 1984	[2]
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	[1]	17.32%	(3.69%)	8.21%	9.15%	Aug 31, 1984	[2]
[1]	Information on Foreign Fund's return after taxes is unavailable prior to June 28, 1996, the date Foreign Fund commenced operations as a registered investment company. Prior to that date, Foreign Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of Foreign Fund. Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on Foreign Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.
[2]	Inception date for Foreign Fund's predecessor fund (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO Foreign Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO FOREIGN SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the MSCI EAFE Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Foreign Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Foreign Fund (“Foreign Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Foreign Fund. References to the Fund may refer to actions undertaken by the Fund or Foreign Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Foreign Fund.

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including both developed and emerging countries. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries other than the U.S.
  Country/Region selection – The Fund’s country or region weightings relative to its benchmark are determined by the Manager’s proprietary quantitative value score for each country or region together with the Manager’s evaluation of the country’s or region’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries or regions relative to the Fund’s benchmark.
  Stock selection – The Manager selects stocks using value based fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.
The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options, as well as exchange-traded funds. The Fund’s non-U.S. currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Foreign Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Foreign Fund, which include those outlined in the following brief summary of principal risks. Foreign Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Foreign Fund may affect Foreign Fund’s performance more than if Foreign Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Foreign Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Foreign Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Foreign Fund, including the risk that Foreign Fund will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Foreign Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Foreign Fund may affect Foreign Fund’s performance more than if Foreign Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Foreign Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 21.57% (2Q2009) Lowest Quarter: – 19.87% (3Q2011) Year-to-Date (as of 6/30/13): 2.47%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Foreign Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.07%	[2]
1 Year	rr_ExpenseExampleYear01	109	[6]
3 Years	rr_ExpenseExampleYear03	357
1 Year	rr_ExpenseExampleNoRedemptionYear01	109	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	357
2003	rr_AnnualReturn2003	40.45%
2004	rr_AnnualReturn2004	21.52%
2005	rr_AnnualReturn2005	13.34%
2006	rr_AnnualReturn2006	26.72%
2007	rr_AnnualReturn2007	9.89%
2008	rr_AnnualReturn2008	(39.98%)
2009	rr_AnnualReturn2009	22.08%
2010	rr_AnnualReturn2010	4.45%
2011	rr_AnnualReturn2011	(12.21%)
2012	rr_AnnualReturn2012	15.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.87%)
1 Year	rr_AverageAnnualReturnYear01	15.81%	[7]
5 Years	rr_AverageAnnualReturnYear05	(4.89%)	[7]
10 Years	rr_AverageAnnualReturnYear10	7.68%	[7]
Inception	rr_AverageAnnualReturnSinceInception	11.48%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1984	[7],[8]
GMO Foreign Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.92%	[2]
1 Year	rr_ExpenseExampleYear01	94	[6]
3 Years	rr_ExpenseExampleYear03	310
1 Year	rr_ExpenseExampleNoRedemptionYear01	94	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	310
1 Year	rr_AverageAnnualReturnYear01	15.98%	[7]
5 Years	rr_AverageAnnualReturnYear05	(4.75%)	[7]
10 Years	rr_AverageAnnualReturnYear10	7.84%	[7]
Inception	rr_AverageAnnualReturnSinceInception	11.64%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1984	[7],[8]
GMO Foreign Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	84	[6]
3 Years	rr_ExpenseExampleYear03	279
1 Year	rr_ExpenseExampleNoRedemptionYear01	84	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	279
1 Year	rr_AverageAnnualReturnYear01	16.10%	[7]
5 Years	rr_AverageAnnualReturnYear05	(4.65%)	[7]
10 Years	rr_AverageAnnualReturnYear10	7.95%	[7]
Inception	rr_AverageAnnualReturnSinceInception	11.75%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1984	[7],[8]
GMO Foreign Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.33%	[7]
5 Years	rr_AverageAnnualReturnYear05	(5.42%)	[7]
10 Years	rr_AverageAnnualReturnYear10	6.85%	[7]
Inception	rr_AverageAnnualReturnSinceInception		[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1984	[7],[8]
GMO Foreign Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.07%	[7]
5 Years	rr_AverageAnnualReturnYear05	(4.05%)	[7]
10 Years	rr_AverageAnnualReturnYear10	6.82%	[7]
Inception	rr_AverageAnnualReturnSinceInception		[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1984	[7],[8]
GMO Foreign Series Fund | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%	[7]
5 Years	rr_AverageAnnualReturnYear05	(3.69%)	[7]
10 Years	rr_AverageAnnualReturnYear10	8.21%	[7]
Inception	rr_AverageAnnualReturnSinceInception	9.15%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1984	[7],[8]

[1]	The amount reflects the management fee paid by Foreign Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Foreign Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Foreign Fund ("Foreign Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[6]	After reimbursement
[7]	Information on Foreign Fund's return after taxes is unavailable prior to June 28, 1996, the date Foreign Fund commenced operations as a registered investment company. Prior to that date, Foreign Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of Foreign Fund. Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on Foreign Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.
[8]	Inception date for Foreign Fund's predecessor fund (Class III shares).

GMO Emerging Countries Series Fund
GMO EMERGING COUNTRIES SERIES FUND
Investment objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Emerging Countries Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.65%	0.65%	0.65%
Distribution and service (12b-1) fee	[2][3]	0.25%	0.10%	none
Other expenses	[2][4]	0.59%	0.59%	0.59%
Acquired fund fees and expenses	[2][5]	0.01%	0.01%	0.01%
Total annual fund operating expenses	[2]	1.50%	1.35%	1.25%
Expense reimbursement	[2][6]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	1.49%	1.34%	1.24%
[1]	The amount reflects the management fee paid by Emerging Countries Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Emerging Countries Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Emerging Countries Fund ("Emerging Countries Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include commissions paid to broker-dealers by the Emerging Countries Fund for executing transactions in unaffiliated underlying funds ("transaction fees"). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were less than 0.01% and 0.01%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Emerging Countries Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Emerging Countries Series Fund (USD $)	1 Year		3 Years
Class R4	153	[1]	518
Class R5	137	[1]	472
Class R6	127	[1]	441
[1]	After reimbursement

Expense Example, No Redemption GMO Emerging Countries Series Fund (USD $)	1 Year		3 Years
Class R4	153	[1]	518
Class R5	137	[1]	472
Class R6	127	[1]	441
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Emerging Countries Fund (“Emerging Countries Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Emerging Countries Fund. References to the Fund may refer to actions undertaken by the Fund or Emerging Countries Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Emerging Countries Fund.

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries. In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets. The Manager expects that the Fund will have a value bias relative to its benchmark.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Emerging Countries Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Emerging Countries Fund, which include those outlined in the following brief summary of principal risks. Emerging Countries Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Emerging Countries Fund may affect Emerging Countries Fund’s performance more than if Emerging Countries Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Emerging Countries Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Emerging Countries Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the Fund may buy securities that are less liquid than those in its benchmark.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates more risk than if the Fund’s investments were less correlated.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Emerging Countries Fund and the underlying funds in which it invests, including the risk that Emerging Countries Fund and those underlying funds (including ETFs) will not perform as expected.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Emerging Countries Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 31.04% (2Q2009) Lowest Quarter: – 31.43% (4Q2008) Year-to-Date (as of 6/30/13): – 14.18%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO Emerging Countries Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	14.73%	(3.06%)	16.00%	9.36%	Aug 29, 1997	[1]
Class R4 Return After Taxes on Distributions	14.69%	(3.58%)	14.04%	8.00%	Aug 29, 1997	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	10.25%	(2.47%)	14.12%	8.10%	Aug 29, 1997	[1]
Class R5	14.90%	(2.91%)	16.18%	9.53%	Aug 29, 1997	[1]
Class R6	15.02%	(2.81%)	16.29%	9.64%	Aug 29, 1997	[1]
S&P/IFCI Composite (reflects no deduction for fees, expenses, or taxes)	18.89%	(0.56%)	17.50%	8.78%	Aug 29, 1997	[1]
[1]	Inception date for Emerging Countries Fund (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO Emerging Countries Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO EMERGING COUNTRIES SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the S&P/IFCI Composite.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Emerging Countries Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Emerging Countries Fund (“Emerging Countries Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Emerging Countries Fund. References to the Fund may refer to actions undertaken by the Fund or Emerging Countries Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Emerging Countries Fund.

The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries. In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets. The Manager expects that the Fund will have a value bias relative to its benchmark.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Emerging Countries Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Emerging Countries Fund, which include those outlined in the following brief summary of principal risks. Emerging Countries Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Emerging Countries Fund may affect Emerging Countries Fund’s performance more than if Emerging Countries Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Emerging Countries Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Emerging Countries Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the Fund may buy securities that are less liquid than those in its benchmark.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates more risk than if the Fund’s investments were less correlated.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Emerging Countries Fund and the underlying funds in which it invests, including the risk that Emerging Countries Fund and those underlying funds (including ETFs) will not perform as expected.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Emerging Countries Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Emerging Countries Fund may affect Emerging Countries Fund’s performance more than if Emerging Countries Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Emerging Countries Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 31.04% (2Q2009) Lowest Quarter: – 31.43% (4Q2008) Year-to-Date (as of 6/30/13): – 14.18%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Emerging Countries Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.59%	[2],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.49%	[2]
1 Year	rr_ExpenseExampleYear01	153	[7]
3 Years	rr_ExpenseExampleYear03	518
1 Year	rr_ExpenseExampleNoRedemptionYear01	153	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	518
2003	rr_AnnualReturn2003	68.84%
2004	rr_AnnualReturn2004	26.65%
2005	rr_AnnualReturn2005	35.88%
2006	rr_AnnualReturn2006	29.12%
2007	rr_AnnualReturn2007	37.35%
2008	rr_AnnualReturn2008	(55.07%)
2009	rr_AnnualReturn2009	67.48%
2010	rr_AnnualReturn2010	20.09%
2011	rr_AnnualReturn2011	(17.42%)
2012	rr_AnnualReturn2012	14.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.43%)
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	(3.06%)
10 Years	rr_AverageAnnualReturnYear10	16.00%
Inception	rr_AverageAnnualReturnSinceInception	9.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 1997	[8]
GMO Emerging Countries Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.59%	[2],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.34%	[2]
1 Year	rr_ExpenseExampleYear01	137	[7]
3 Years	rr_ExpenseExampleYear03	472
1 Year	rr_ExpenseExampleNoRedemptionYear01	137	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	472
1 Year	rr_AverageAnnualReturnYear01	14.90%
5 Years	rr_AverageAnnualReturnYear05	(2.91%)
10 Years	rr_AverageAnnualReturnYear10	16.18%
Inception	rr_AverageAnnualReturnSinceInception	9.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 1997	[8]
GMO Emerging Countries Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.59%	[2],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	127	[7]
3 Years	rr_ExpenseExampleYear03	441
1 Year	rr_ExpenseExampleNoRedemptionYear01	127	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	441
1 Year	rr_AverageAnnualReturnYear01	15.02%
5 Years	rr_AverageAnnualReturnYear05	(2.81%)
10 Years	rr_AverageAnnualReturnYear10	16.29%
Inception	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 1997	[8]
GMO Emerging Countries Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.69%
5 Years	rr_AverageAnnualReturnYear05	(3.58%)
10 Years	rr_AverageAnnualReturnYear10	14.04%
Inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 1997	[8]
GMO Emerging Countries Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	(2.47%)
10 Years	rr_AverageAnnualReturnYear10	14.12%
Inception	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 1997	[8]
GMO Emerging Countries Series Fund | S&P/IFCI Composite (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.89%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	17.50%
Inception	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 29, 1997	[8]

[1]	The amount reflects the management fee paid by Emerging Countries Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Emerging Countries Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Emerging Countries Fund ("Emerging Countries Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include commissions paid to broker-dealers by the Emerging Countries Fund for executing transactions in unaffiliated underlying funds ("transaction fees"). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were less than 0.01% and 0.01%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[7]	After reimbursement
[8]	Inception date for Emerging Countries Fund (Class III shares).

GMO Quality Series Fund
GMO QUALITY SERIES FUND
Investment objective
Total return.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Quality Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.33%	0.33%	0.33%
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.21%	0.21%	0.21%
Total annual fund operating expenses	[1]	0.79%	0.64%	0.54%
Expense reimbursement	[1][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	0.78%	0.63%	0.53%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Quality Fund ("Quality Fund"), the underlying fund in which the Fund invests.
[2]	The amount reflects the management fee paid by Quality Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Quality Fund.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Quality Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Quality Series Fund (USD $)	1 Year		3 Years
Class R4	80	[1]	256
Class R5	64	[1]	208
Class R6	54	[1]	176
[1]	After reimbursement

Expense Example, No Redemption GMO Quality Series Fund (USD $)	1 Year		3 Years
Class R4	80	[1]	256
Class R5	64	[1]	208
Class R6	54	[1]	176
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Quality Fund (“Quality Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Quality Fund. References to the Fund may refer to actions undertaken by the Fund or Quality Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Quality Fund.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes to be of high quality.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, the Manager may consider several factors, including, in particular, high profitability, stable profitability, and low leverage.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may hold shares in fewer than 100 companies. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to any country in the world, including emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Quality Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Quality Fund, which include those outlined in the following brief summary of principal risks. Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Quality Fund may affect Quality Fund’s performance more than if Quality Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Quality Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Quality Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Quality Fund, including the risk that Quality Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Quality Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. Performance information (before and after taxes) for certain periods reflects performance achieved prior to the change in Quality Fund’s principal investment strategies, effective June 1, 2009. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 11.44% (3Q2010) Lowest Quarter: – 13.20% (4Q2008) Year-to-Date (as of 6/30/13): 12.63%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO Quality Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	11.66%	3.40%		4.06%	Feb 6, 2004	[1]
Class R4 Return After Taxes on Distributions	9.91%	2.90%		3.61%	Feb 6, 2004	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	9.58%	2.91%		3.48%	Feb 6, 2004	[1]
Class R5	11.82%	3.56%		4.22%	Feb 6, 2004	[1]
Class R6	11.94%	3.66%		4.32%	Feb 6, 2004	[1]
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%		4.65%	Feb 6, 2004	[1]
[1]	Inception date for Quality Fund (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO Quality Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO QUALITY SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Quality Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Quality Fund (“Quality Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Quality Fund. References to the Fund may refer to actions undertaken by the Fund or Quality Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Quality Fund.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in equity securities that the Manager believes to be of high quality.

The Manager determines which securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, the Manager may consider several factors, including, in particular, high profitability, stable profitability, and low leverage.

In selecting securities for the Fund, the Manager uses a combination of investment methods to identify securities that the Manager believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in equity securities, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may hold shares in fewer than 100 companies. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equity securities of companies tied economically to any country in the world, including emerging countries. The term “equity securities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Quality Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Quality Fund, which include those outlined in the following brief summary of principal risks. Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Quality Fund may affect Quality Fund’s performance more than if Quality Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Quality Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Quality Fund.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Quality Fund, including the risk that Quality Fund will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Quality Fund may affect Quality Fund’s performance more than if Quality Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Quality Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. Performance information (before and after taxes) for certain periods reflects performance achieved prior to the change in Quality Fund’s principal investment strategies, effective June 1, 2009. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 11.44% (3Q2010) Lowest Quarter: – 13.20% (4Q2008) Year-to-Date (as of 6/30/13): 12.63%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Quality Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.78%	[1]
1 Year	rr_ExpenseExampleYear01	80	[6]
3 Years	rr_ExpenseExampleYear03	256
1 Year	rr_ExpenseExampleNoRedemptionYear01	80	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	256
2005	rr_AnnualReturn2005	(1.21%)
2006	rr_AnnualReturn2006	12.39%
2007	rr_AnnualReturn2007	5.68%
2008	rr_AnnualReturn2008	(24.36%)
2009	rr_AnnualReturn2009	19.48%
2010	rr_AnnualReturn2010	5.14%
2011	rr_AnnualReturn2011	11.41%
2012	rr_AnnualReturn2012	11.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.20%)
1 Year	rr_AverageAnnualReturnYear01	11.66%
5 Years	rr_AverageAnnualReturnYear05	3.40%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 6, 2004	[7]
GMO Quality Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.63%	[1]
1 Year	rr_ExpenseExampleYear01	64	[6]
3 Years	rr_ExpenseExampleYear03	208
1 Year	rr_ExpenseExampleNoRedemptionYear01	64	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	208
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 6, 2004	[7]
GMO Quality Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.53%	[1]
1 Year	rr_ExpenseExampleYear01	54	[6]
3 Years	rr_ExpenseExampleYear03	176
1 Year	rr_ExpenseExampleNoRedemptionYear01	54	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	176
1 Year	rr_AverageAnnualReturnYear01	11.94%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 6, 2004	[7]
GMO Quality Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	2.90%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 6, 2004	[7]
GMO Quality Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	3.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 6, 2004	[7]
GMO Quality Series Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 6, 2004	[7]

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Quality Fund ("Quality Fund"), the underlying fund in which the Fund invests.
[2]	The amount reflects the management fee paid by Quality Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Quality Fund.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[6]	After reimbursement
[7]	Inception date for Quality Fund (Class III shares).

GMO Developed World Stock Series Fund
GMO DEVELOPED WORLD STOCK SERIES FUND
Investment objective
High total return.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees GMO Developed World Stock Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund		Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund		Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	none	0.25%	[1]	none	0.25%	[1]	none	0.25%	[1]
Redemption fee (as a percentage of amount redeemed)	none	0.25%	[1]	none	0.25%	[1]	none	0.25%	[1]
[1]	These amounts are paid to and retained by GMO Developed World Stock Fund ("DWSF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Developed World Stock Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.45%	0.45%	0.45%
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.21%	0.21%	0.21%
Total annual fund operating expenses	[1]	0.91%	0.76%	0.66%
Expense reimbursement	[1][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	0.90%	0.75%	0.65%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and DWSF.
[2]	The amount reflects the management fee paid by DWSF. The Fund does not charge a management fee, but indirectly bears the management fee paid by DWSF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both DWSF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO Developed World Stock Series Fund (USD $)	1 Year		3 Years
Class R4	143	[1]	365
Class R5	127	[1]	318
Class R6	117	[1]	287
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption GMO Developed World Stock Series Fund (USD $)	1 Year		3 Years
Class R4	117	[1]	337
Class R5	101	[1]	290
Class R6	91	[1]	258
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Developed World Stock Fund (“DWSF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of DWSF. References to the Fund may refer to actions undertaken by the Fund or DWSF. The Fund’s investment adviser, GMO, is also the investment adviser to DWSF.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in stocks that the Manager believes will provide a higher return than the MSCI World Index. The Manager determines which stocks the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager uses a combination of investment methods to identify stocks that the Manager believes have positive return potential relative to other stocks in the Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a stock or groups of stocks relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in stocks, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in DWSF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through DWSF, which include those outlined in the following brief summary of principal risks. DWSF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by DWSF may affect DWSF’s performance more than if DWSF were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in DWSF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of DWSF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in DWSF, including the risk that DWSF will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of DWSF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. Purchase premiums and redemption fees are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 18.28% (2Q2009) Lowest Quarter: – 19.99% (4Q2008) Year-to-Date (as of 6/30/13): 8.95
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO Developed World Stock Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	12.01%	(1.97%)		2.82%	Aug 1, 2005	[1]
Class R4 Return After Taxes on Distributions	11.56%	(2.49%)		2.07%	Aug 1, 2005	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	8.39%	(1.78%)		2.25%	Aug 1, 2005	[1]
Class R5	12.18%	(1.83%)		2.97%	Aug 1, 2005	[1]
Class R6	12.29%	(1.73%)		3.07%	Aug 1, 2005	[1]
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	15.83%	(1.18%)		3.70%	Aug 1, 2005	[1]
[1]	Inception date for DWSF (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO Developed World Stock Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO DEVELOPED WORLD STOCK SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both DWSF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Developed World Stock Fund (“DWSF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of DWSF. References to the Fund may refer to actions undertaken by the Fund or DWSF. The Fund’s investment adviser, GMO, is also the investment adviser to DWSF.

The Manager seeks to achieve the Fund’s investment objective by investing the Fund’s portfolio primarily in stocks that the Manager believes will provide a higher return than the MSCI World Index. The Manager determines which stocks the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager uses a combination of investment methods to identify stocks that the Manager believes have positive return potential relative to other stocks in the Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a stock or groups of stocks relative to the Fund’s investment universe or corporate behavior of an issuer. The Manager also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by the Manager can change over time.

As a substitute for direct investments in stocks, the Fund may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.

The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in DWSF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through DWSF, which include those outlined in the following brief summary of principal risks. DWSF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by DWSF may affect DWSF’s performance more than if DWSF were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in DWSF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of DWSF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in DWSF, including the risk that DWSF will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	DWSF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by DWSF may affect DWSF's performance more than if DWSF were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of DWSF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. Purchase premiums and redemption fees are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 18.28% (2Q2009) Lowest Quarter: – 19.99% (4Q2008) Year-to-Date (as of 6/30/13): 8.95
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Developed World Stock Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.45%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	143	[6]
3 Years	rr_ExpenseExampleYear03	365
1 Year	rr_ExpenseExampleNoRedemptionYear01	117	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
2006	rr_AnnualReturn2006	20.61%
2007	rr_AnnualReturn2007	6.91%
2008	rr_AnnualReturn2008	(37.78%)
2009	rr_AnnualReturn2009	22.40%
2010	rr_AnnualReturn2010	10.03%
2011	rr_AnnualReturn2011	(3.57%)
2012	rr_AnnualReturn2012	12.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.99%)
1 Year	rr_AverageAnnualReturnYear01	12.01%
5 Years	rr_AverageAnnualReturnYear05	(1.97%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2005	[7]
GMO Developed World Stock Series Fund | Class R4 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Developed World Stock Series Fund | Class R4 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.25%	[8]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.25%	[8]
GMO Developed World Stock Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.45%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	127	[6]
3 Years	rr_ExpenseExampleYear03	318
1 Year	rr_ExpenseExampleNoRedemptionYear01	101	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	(1.83%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2005	[7]
GMO Developed World Stock Series Fund | Class R5 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Developed World Stock Series Fund | Class R5 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.25%	[8]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.25%	[8]
GMO Developed World Stock Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.45%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 Year	rr_ExpenseExampleYear01	117	[6]
3 Years	rr_ExpenseExampleYear03	287
1 Year	rr_ExpenseExampleNoRedemptionYear01	91	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	258
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2005	[7]
GMO Developed World Stock Series Fund | Class R6 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Developed World Stock Series Fund | Class R6 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.25%	[8]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.25%	[8]
GMO Developed World Stock Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.56%
5 Years	rr_AverageAnnualReturnYear05	(2.49%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2005	[7]
GMO Developed World Stock Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.39%
5 Years	rr_AverageAnnualReturnYear05	(1.78%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2005	[7]
GMO Developed World Stock Series Fund | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2005	[7]

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and DWSF.
[2]	The amount reflects the management fee paid by DWSF. The Fund does not charge a management fee, but indirectly bears the management fee paid by DWSF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[6]	After reimbursement
[7]	Inception date for DWSF (Class III shares).
[8]	These amounts are paid to and retained by GMO Developed World Stock Fund ("DWSF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

GMO Core Plus Bond Series Fund
GMO CORE PLUS BOND SERIES FUND
Investment objective
Total return in excess of that of its benchmark, the Barclays U.S. Aggregate Index.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Core Plus Bond Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.25%	0.25%	0.25%
Distribution and service (12b-1) fee	[2][3]	0.25%	0.10%	none
Other expenses	[2][4]	0.22%	0.22%	0.22%
Acquired fund fees and expenses	[2][5]	0.02%	0.02%	0.02%
Total annual fund operating expenses	[2]	0.74%	0.59%	0.49%
Expense reimbursement	[2][6]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	0.73%	0.58%	0.48%
[1]	The amount reflects the management fee paid by Core Plus Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Core Plus Bond Fund.
[2]	The amounts represent an annualized estimate of the Fund���s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Core Plus Bond Fund (���Core Plus Bond Fund���), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include net expenses borne by Core Plus Bond Fund as a result of its investment in underlying funds. These expenses represent approximately 0.01% of net indirect operating expenses and 0.01% of interest expense.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the ���Manager��� or ���GMO���) has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund���s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Core Plus Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO Core Plus Bond Series Fund (USD $)	1 Year		3 Years
Class R4	75	[1]	274
Class R5	59	[1]	227
Class R6	49	[1]	195
[1]	After reimbursement

Expense Example, No Redemption GMO Core Plus Bond Series Fund (USD $)	1 Year		3 Years
Class R4	75	[1]	274
Class R5	59	[1]	227
Class R6	49	[1]	195
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Core Plus Bond Fund (“Core Plus Bond Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Core Plus Bond Fund. References to the Fund may refer to actions undertaken by the Fund or Core Plus Bond Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Core Plus Bond Fund.

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that are unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other funds managed by GMO (“GMO Funds”)) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment program, the Fund may have positions in:
  derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);
  bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;
  shares of GMO Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);
  shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);
  shares of GMO Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);
  shares of GMO U.S. Treasury Fund and unaffiliated money market funds;
  shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and
  shares of GMO Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).
As a result primarily of its investment in shares of SDCF, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 5.5 years as of 5/31/13).

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Core Plus Bond Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Core Plus Bond Fund, which include those outlined in the following brief summary of principal risks. Core Plus Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Core Plus Bond Fund may affect Core Plus Bond Fund’s performance more than if Core Plus Bond Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Core Plus Bond Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Core Plus Bond Fund.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), creates more risk than if the Fund’s investments were less correlated.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Core Plus Bond Fund and the underlying funds in which it invests, including the risk that Core Plus Bond Fund and those underlying funds will not perform as expected.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Core Plus Bond Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 9.03% (3Q2009) Lowest Quarter: – 15.31% (4Q2008) Year-to-Date (as of 6/30/13): – 0.43%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO Core Plus Bond Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	9.64%	5.47%	5.11%	5.76%	Apr 30, 1997	[1]
Class R4 Return After Taxes on Distributions	7.95%	1.91%	2.39%	3.03%	Apr 30, 1997	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	6.24%	2.44%	2.71%	3.26%	Apr 30, 1997	[1]
Class R5	9.80%	5.63%	5.27%	5.92%	Apr 30, 1997	[1]
Class R6	9.91%	5.74%	5.38%	6.03%	Apr 30, 1997	[1]
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.26%	Apr 30, 1997	[1]
[1]	Inception date for Core Plus Bond Fund (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO Core Plus Bond Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO CORE PLUS BOND SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the Barclays U.S. Aggregate Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both Core Plus Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Core Plus Bond Fund (“Core Plus Bond Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of Core Plus Bond Fund. References to the Fund may refer to actions undertaken by the Fund or Core Plus Bond Fund. The Fund’s investment adviser, GMO, is also the investment adviser to Core Plus Bond Fund.

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that are unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other funds managed by GMO (“GMO Funds”)) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment program, the Fund may have positions in:
  derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);
  bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;
  shares of GMO Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);
  shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);
  shares of GMO Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);
  shares of GMO U.S. Treasury Fund and unaffiliated money market funds;
  shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and
  shares of GMO Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).
As a result primarily of its investment in shares of SDCF, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 5.5 years as of 5/31/13).

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Core Plus Bond Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Core Plus Bond Fund, which include those outlined in the following brief summary of principal risks. Core Plus Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Core Plus Bond Fund may affect Core Plus Bond Fund’s performance more than if Core Plus Bond Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Core Plus Bond Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Core Plus Bond Fund.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), creates more risk than if the Fund’s investments were less correlated.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Core Plus Bond Fund and the underlying funds in which it invests, including the risk that Core Plus Bond Fund and those underlying funds will not perform as expected.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Core Plus Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Core Plus Bond Fund may affect Core Plus Bond Fund’s performance more than if Core Plus Bond Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Core Plus Bond Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.03% (3Q2009) Lowest Quarter: – 15.31% (4Q2008) Year-to-Date (as of 6/30/13): – 0.43%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Core Plus Bond Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.73%	[2]
1 Year	rr_ExpenseExampleYear01	75	[7]
3 Years	rr_ExpenseExampleYear03	274
1 Year	rr_ExpenseExampleNoRedemptionYear01	75	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
2003	rr_AnnualReturn2003	10.88%
2004	rr_AnnualReturn2004	6.25%
2005	rr_AnnualReturn2005	3.48%
2006	rr_AnnualReturn2006	5.30%
2007	rr_AnnualReturn2007	(1.74%)
2008	rr_AnnualReturn2008	(19.84%)
2009	rr_AnnualReturn2009	21.32%
2010	rr_AnnualReturn2010	12.92%
2011	rr_AnnualReturn2011	8.42%
2012	rr_AnnualReturn2012	9.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.31%)
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	5.47%
10 Years	rr_AverageAnnualReturnYear10	5.11%
Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1997	[8]
GMO Core Plus Bond Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.58%	[2]
1 Year	rr_ExpenseExampleYear01	59	[7]
3 Years	rr_ExpenseExampleYear03	227
1 Year	rr_ExpenseExampleNoRedemptionYear01	59	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	227
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	5.63%
10 Years	rr_AverageAnnualReturnYear10	5.27%
Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1997	[8]
GMO Core Plus Bond Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	49	[7]
3 Years	rr_ExpenseExampleYear03	195
1 Year	rr_ExpenseExampleNoRedemptionYear01	49	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	195
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1997	[8]
GMO Core Plus Bond Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.95%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1997	[8]
GMO Core Plus Bond Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	2.71%
Inception	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1997	[8]
GMO Core Plus Bond Series Fund | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1997	[8]

[1]	The amount reflects the management fee paid by Core Plus Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Core Plus Bond Fund.
[2]	The amounts represent an annualized estimate of the Fund���s operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Core Plus Bond Fund (���Core Plus Bond Fund���), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include net expenses borne by Core Plus Bond Fund as a result of its investment in underlying funds. These expenses represent approximately 0.01% of net indirect operating expenses and 0.01% of interest expense.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the ���Manager��� or ���GMO���) has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund���s Board of Trustees.
[7]	After reimbursement
[8]	Inception date for Core Plus Bond Fund (Class III shares).

GMO International Bond Series Fund
GMO INTERNATIONAL BOND SERIES FUND
Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan GBI Global ex U.S.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO International Bond Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.25%	0.25%	0.25%
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.23%	0.23%	0.23%
Acquired fund fees and expenses	[1][5]	0.02%	0.02%	0.02%
Total annual fund operating expenses	[1]	0.75%	0.60%	0.50%
Expense reimbursement	[1][6]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	0.74%	0.59%	0.49%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Bond Fund ("International Bond Fund"), the underlying fund in which the Fund invests.
[2]	The amount reflects the management fee paid by International Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by International Bond Fund.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include net expenses borne by International Bond Fund as a result of its investment in underlying funds. These expenses represent approximately 0.01% of net indirect operating expenses, 0.01% of interest expense and less than 0.01% of purchase premium and redemption fees paid by International Bond Fund to the underlying funds.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the ���Manager��� or ���GMO���) has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund���s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both International Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO International Bond Series Fund (USD $)	1 Year		3 Years
Class R4	76	[1]	305
Class R5	60	[1]	258
Class R6	50	[1]	227
[1]	After reimbursement

Expense Example, No Redemption GMO International Bond Series Fund (USD $)	1 Year		3 Years
Class R4	76	[1]	305
Class R5	60	[1]	258
Class R6	50	[1]	227
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO International Bond Fund (“International Bond Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of International Bond Fund. References to the Fund may refer to actions undertaken by the Fund or International Bond Fund. The Fund’s investment adviser, GMO, is also the investment adviser to International Bond Fund.

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that are not necessarily related to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other funds managed by GMO (“GMO Funds”)) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment program, the Fund may have positions in:

  derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);
  non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;
  shares of GMO Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);
  shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);
  shares of GMO Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);
  shares of GMO U.S. Treasury Fund and unaffiliated money market funds;
  shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and
  shares of GMO Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).
As a result primarily of its investment in shares of SDCF, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 7.4 years as of 5/31/13).

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in International Bond Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through International Bond Fund, which include those outlined in the following brief summary of principal risks. International Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by International Bond Fund may affect International Bond Fund’s performance more than if International Bond Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in International Bond Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of International Bond Fund.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), creates more risk than if the Fund’s investments were less correlated.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in International Bond Fund and the underlying funds in which it invests, including the risk that International Bond Fund and those underlying funds will not perform as expected.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of International Bond Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 12.24% (3Q2009) Lowest Quarter: – 12.30% (4Q2008) Year-to-Date (as of 6/30/13): – 4.31%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO International Bond Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	6.42%	5.18%	6.50%	6.69%	Dec 22, 1993	[1]
Class R4 Return After Taxes on Distributions	5.52%	1.60%	3.17%	3.69%	Dec 22, 1993	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	4.14%	2.22%	3.56%	3.91%	Dec 22, 1993	[1]
Class R5	6.57%	5.33%	6.66%	6.85%	Dec 22, 1993	[1]
Class R6	6.68%	5.44%	6.77%	6.96%	Dec 22, 1993	[1]
J.P. Morgan GBI Global ex U.S. (reflects no deduction for fees, expenses, or taxes)	0.85%	5.72%	6.60%	6.08%	Dec 22, 1993	[1]
[1]	Inception date for International Bond Fund (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO International Bond Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL BOND SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan GBI Global ex U.S.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both International Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO International Bond Fund (“International Bond Fund”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of International Bond Fund. References to the Fund may refer to actions undertaken by the Fund or International Bond Fund. The Fund’s investment adviser, GMO, is also the investment adviser to International Bond Fund.

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that are not necessarily related to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other funds managed by GMO (“GMO Funds”)) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets and the merits of overweighting or underweighting particular positions. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, the Manager uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment program, the Fund may have positions in:

  derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to the Fund’s benchmark and to pursue risk and return in global interest rate, currency, and credit markets);
  non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;
  shares of GMO Short-Duration Collateral Fund (“SDCF”) (to provide exposure to asset-backed securities);
  shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit (including, asset-backed) markets);
  shares of GMO Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);
  shares of GMO U.S. Treasury Fund and unaffiliated money market funds;
  shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and
  shares of GMO Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets).
As a result primarily of its investment in shares of SDCF, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 7.4 years as of 5/31/13).

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in International Bond Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through International Bond Fund, which include those outlined in the following brief summary of principal risks. International Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by International Bond Fund may affect International Bond Fund’s performance more than if International Bond Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in International Bond Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of International Bond Fund.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), creates more risk than if the Fund’s investments were less correlated.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in International Bond Fund and the underlying funds in which it invests, including the risk that International Bond Fund and those underlying funds will not perform as expected.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	International Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by International Bond Fund may affect International Bond Fund’s performance more than if International Bond Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of International Bond Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 12.24% (3Q2009) Lowest Quarter: – 12.30% (4Q2008) Year-to-Date (as of 6/30/13): – 4.31%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO International Bond Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.74%	[1]
1 Year	rr_ExpenseExampleYear01	76	[7]
3 Years	rr_ExpenseExampleYear03	305
1 Year	rr_ExpenseExampleNoRedemptionYear01	76	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	305
2003	rr_AnnualReturn2003	25.82%
2004	rr_AnnualReturn2004	14.17%
2005	rr_AnnualReturn2005	(8.56%)
2006	rr_AnnualReturn2006	7.77%
2007	rr_AnnualReturn2007	3.05%
2008	rr_AnnualReturn2008	(16.04%)
2009	rr_AnnualReturn2009	19.43%
2010	rr_AnnualReturn2010	13.67%
2011	rr_AnnualReturn2011	6.12%
2012	rr_AnnualReturn2012	6.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.30%)
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	6.50%
Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1993	[8]
GMO International Bond Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.59%	[1]
1 Year	rr_ExpenseExampleYear01	60	[7]
3 Years	rr_ExpenseExampleYear03	258
1 Year	rr_ExpenseExampleNoRedemptionYear01	60	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	258
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1993	[8]
GMO International Bond Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.25%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.49%	[1]
1 Year	rr_ExpenseExampleYear01	50	[7]
3 Years	rr_ExpenseExampleYear03	227
1 Year	rr_ExpenseExampleNoRedemptionYear01	50	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	227
1 Year	rr_AverageAnnualReturnYear01	6.68%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1993	[8]
GMO International Bond Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	1.60%
10 Years	rr_AverageAnnualReturnYear10	3.17%
Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1993	[8]
GMO International Bond Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1993	[8]
GMO International Bond Series Fund | J.P. Morgan GBI Global ex U.S. (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.85%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	6.60%
Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1993	[8]

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Bond Fund ("International Bond Fund"), the underlying fund in which the Fund invests.
[2]	The amount reflects the management fee paid by International Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by International Bond Fund.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include net expenses borne by International Bond Fund as a result of its investment in underlying funds. These expenses represent approximately 0.01% of net indirect operating expenses, 0.01% of interest expense and less than 0.01% of purchase premium and redemption fees paid by International Bond Fund to the underlying funds.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the ���Manager��� or ���GMO���) has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund���s Board of Trustees.
[7]	After reimbursement
[8]	Inception date for International Bond Fund (Class III shares).

GMO Emerging Country Debt Series Fund
GMO EMERGING COUNTRY DEBT SERIES FUND
Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees GMO Emerging Country Debt Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund		Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund		Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	none	0.50%	[1]	none	0.50%	[1]	none	0.50%	[1]
Redemption fee (as a percentage of amount redeemed)	none	0.50%	[1]	none	0.50%	[1]	none	0.50%	[1]
[1]	These amounts are paid to and retained by GMO Emerging Country Debt Fund ("ECDF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Emerging Country Debt Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.35%	0.35%	0.35%
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.33%	0.33%	0.33%
Total annual fund operating expenses	[1]	0.93%	0.78%	0.68%
Expense reimbursement	[1][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	0.92%	0.77%	0.67%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and ECDF.
[2]	The amount reflects the management fee paid by ECDF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ECDF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both ECDF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO Emerging Country Debt Series Fund (USD $)	1 Year		3 Years
Class R4	195	[1]	400
Class R5	180	[1]	353
Class R6	170	[1]	322
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption GMO Emerging Country Debt Series Fund (USD $)	1 Year		3 Years
Class R4	143	[1]	344
Class R5	128	[1]	297
Class R6	118	[1]	265
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Emerging Country Debt Fund (“ECDF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of ECDF. References to the Fund may refer to actions undertaken by the Fund or ECDF. The Fund’s investment adviser, GMO, is also the investment adviser to ECDF.

The Fund invests primarily in debt of emerging countries that is issued by a sovereign or its instrumentalities outside the country of the issuer and usually is denominated in the currency of the country in which it is issued (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other funds managed by GMO (“GMO Funds”) or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. The term “emerging countries” means the world’s less developed countries. In general, the Fund considers “emerging countries” to be the countries included in the Fund’s benchmark, as well as other countries with similar national income characteristics.

The Fund typically gains its investment exposure by purchasing debt investments or by using derivatives, typically credit default swaps. The Fund maintains a substantial portion of its assets either through direct holdings or indirectly through derivatives in below investment grade debt investments (commonly referred to as “junk bonds”). Those investments have speculative characteristics and are riskier than investment grade debt investments. Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars. The Fund’s performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a bottom-up approach to select debt issued by sovereign and quasi-sovereign entities, using analytical techniques that seek to uncover the most undervalued instrument(s) issued by a particular sovereign or quasi-sovereign entity. The Manager also considers its outlook for a country in making investment decisions and typically uses portfolio cash flows to rebalance the Fund’s portfolio. The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment objective, the Fund typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of the developed markets), reverse repurchase agreements and futures. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund also has direct and indirect holdings in U.S. asset-backed securities. The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Manager normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 7.1 years as of 5/31/13).

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ECDF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ECDF, which include those outlined in the following brief summary of principal risks. ECDF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by ECDF may affect ECDF's performance more than if ECDF were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in ECDF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ECDF.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of emerging country sovereign and quasi-sovereign debt instruments can decline due to market uncertainty about their credit quality and the reliability of their payment streams.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations. In addition, investments in emerging country sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund's investments is likely to exceed that of its benchmark.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries creates more risk than if the Fund's investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in ECDF and the underlying funds in which it invests, including the risk that ECDF and those underlying funds will not perform as expected.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund's operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of ECDF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. Purchase premiums and redemption fees are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 20.19% (3Q2009) Lowest Quarter: – 23.45% (4Q2008) Year-to-Date (as of 6/30/13): – 5.57%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO Emerging Country Debt Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	25.08%	10.83%	14.51%	16.60%	Apr 19, 1994	[1]
Class R4 Return After Taxes on Distributions	21.59%	7.14%	10.38%	11.33%	Apr 19, 1994	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	16.21%	6.95%	10.17%	11.21%	Apr 19, 1994	[1]
Class R5	25.26%	11.00%	14.69%	16.77%	Apr 19, 1994	[1]
Class R6	25.39%	11.11%	14.80%	16.89%	Apr 19, 1994	[1]
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	18.54%	10.47%	11.56%	12.22%	Apr 19, 1994	[1]
J.P. Morgan EMBI Global + (Composite index)	18.54%	10.47%	11.56%	12.13%	Apr 19, 1994	[1]
[1]	Inception date for ECDF (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO Emerging Country Debt Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO EMERGING COUNTRY DEBT SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both ECDF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Emerging Country Debt Fund (“ECDF”), which invests directly in securities and other instruments. The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of ECDF. References to the Fund may refer to actions undertaken by the Fund or ECDF. The Fund’s investment adviser, GMO, is also the investment adviser to ECDF.

The Fund invests primarily in debt of emerging countries that is issued by a sovereign or its instrumentalities outside the country of the issuer and usually is denominated in the currency of the country in which it is issued (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other funds managed by GMO (“GMO Funds”) or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. The term “emerging countries” means the world’s less developed countries. In general, the Fund considers “emerging countries” to be the countries included in the Fund’s benchmark, as well as other countries with similar national income characteristics.

The Fund typically gains its investment exposure by purchasing debt investments or by using derivatives, typically credit default swaps. The Fund maintains a substantial portion of its assets either through direct holdings or indirectly through derivatives in below investment grade debt investments (commonly referred to as “junk bonds”). Those investments have speculative characteristics and are riskier than investment grade debt investments. Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars. The Fund’s performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a bottom-up approach to select debt issued by sovereign and quasi-sovereign entities, using analytical techniques that seek to uncover the most undervalued instrument(s) issued by a particular sovereign or quasi-sovereign entity. The Manager also considers its outlook for a country in making investment decisions and typically uses portfolio cash flows to rebalance the Fund’s portfolio. The factors considered and investment methods used by the Manager can change over time.

In pursuing its investment objective, the Fund typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of the developed markets), reverse repurchase agreements and futures. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund also has direct and indirect holdings in U.S. asset-backed securities. The Fund also may invest in GMO U.S. Treasury Fund, another fund managed by GMO, and unaffiliated money market funds.

The Manager normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 7.1 years as of 5/31/13).

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in ECDF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through ECDF, which include those outlined in the following brief summary of principal risks. ECDF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by ECDF may affect ECDF's performance more than if ECDF were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in ECDF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of ECDF.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of emerging country sovereign and quasi-sovereign debt instruments can decline due to market uncertainty about their credit quality and the reliability of their payment streams.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations. In addition, investments in emerging country sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund's investments is likely to exceed that of its benchmark.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries creates more risk than if the Fund's investments were less correlated.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in ECDF and the underlying funds in which it invests, including the risk that ECDF and those underlying funds will not perform as expected.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund's operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	ECDF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by ECDF may affect ECDF’s performance more than if ECDF were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of ECDF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. Purchase premiums and redemption fees are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods indicated and by comparing the Fund's average annual total returns for different calendar periods with those of the Fund's benchmark (which is a broad-based index) and a composite index computed by the Manager.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 20.19% (3Q2009) Lowest Quarter: – 23.45% (4Q2008) Year-to-Date (as of 6/30/13): – 5.57%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Emerging Country Debt Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.33%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.92%	[1]
1 Year	rr_ExpenseExampleYear01	195	[6]
3 Years	rr_ExpenseExampleYear03	400
1 Year	rr_ExpenseExampleNoRedemptionYear01	143	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	344
2003	rr_AnnualReturn2003	35.96%
2004	rr_AnnualReturn2004	18.63%
2005	rr_AnnualReturn2005	15.41%
2006	rr_AnnualReturn2006	14.45%
2007	rr_AnnualReturn2007	8.85%
2008	rr_AnnualReturn2008	(33.46%)
2009	rr_AnnualReturn2009	49.70%
2010	rr_AnnualReturn2010	25.25%
2011	rr_AnnualReturn2011	7.17%
2012	rr_AnnualReturn2012	26.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.45%)
1 Year	rr_AverageAnnualReturnYear01	25.08%
5 Years	rr_AverageAnnualReturnYear05	10.83%
10 Years	rr_AverageAnnualReturnYear10	14.51%
Inception	rr_AverageAnnualReturnSinceInception	16.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1994	[7]
GMO Emerging Country Debt Series Fund | Class R4 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Emerging Country Debt Series Fund | Class R4 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%	[8]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%	[8]
GMO Emerging Country Debt Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.33%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.77%	[1]
1 Year	rr_ExpenseExampleYear01	180	[6]
3 Years	rr_ExpenseExampleYear03	353
1 Year	rr_ExpenseExampleNoRedemptionYear01	128	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	297
1 Year	rr_AverageAnnualReturnYear01	25.26%
5 Years	rr_AverageAnnualReturnYear05	11.00%
10 Years	rr_AverageAnnualReturnYear10	14.69%
Inception	rr_AverageAnnualReturnSinceInception	16.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1994	[7]
GMO Emerging Country Debt Series Fund | Class R5 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Emerging Country Debt Series Fund | Class R5 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%	[8]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%	[8]
GMO Emerging Country Debt Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.33%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	170	[6]
3 Years	rr_ExpenseExampleYear03	322
1 Year	rr_ExpenseExampleNoRedemptionYear01	118	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	265
1 Year	rr_AverageAnnualReturnYear01	25.39%
5 Years	rr_AverageAnnualReturnYear05	11.11%
10 Years	rr_AverageAnnualReturnYear10	14.80%
Inception	rr_AverageAnnualReturnSinceInception	16.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1994	[7]
GMO Emerging Country Debt Series Fund | Class R6 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Emerging Country Debt Series Fund | Class R6 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%	[8]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%	[8]
GMO Emerging Country Debt Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.59%
5 Years	rr_AverageAnnualReturnYear05	7.14%
10 Years	rr_AverageAnnualReturnYear10	10.38%
Inception	rr_AverageAnnualReturnSinceInception	11.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1994	[7]
GMO Emerging Country Debt Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	10.17%
Inception	rr_AverageAnnualReturnSinceInception	11.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1994	[7]
GMO Emerging Country Debt Series Fund | J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	10.47%
10 Years	rr_AverageAnnualReturnYear10	11.56%
Inception	rr_AverageAnnualReturnSinceInception	12.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1994	[7]
GMO Emerging Country Debt Series Fund | J.P. Morgan EMBI Global + (Composite index)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	10.47%
10 Years	rr_AverageAnnualReturnYear10	11.56%
Inception	rr_AverageAnnualReturnSinceInception	12.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1994	[7]

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and ECDF.
[2]	The amount reflects the management fee paid by ECDF. The Fund does not charge a management fee, but indirectly bears the management fee paid by ECDF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[6]	After reimbursement
[7]	Inception date for ECDF (Class III shares).
[8]	These amounts are paid to and retained by GMO Emerging Country Debt Fund ("ECDF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

GMO U.S. Equity Allocation Series Fund
GMO U.S. EQUITY ALLOCATION SERIES FUND
Investment objective
Total return greater than that of its benchmark, the Russell 3000 Index.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO U.S. Equity Allocation Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	none	none	none
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.06%	0.06%	0.06%
Acquired fund fees and expenses	[1]	0.38%	0.38%	0.38%
Total annual fund operating expenses	[1]	0.69%	0.54%	0.44%
Expense reimbursement	[1][5]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	0.68%	0.53%	0.43%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Equity Allocation Fund ("USEAF"), the underlying fund in which the Fund invests.
[2]	Neither the Fund nor USEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which USEAF invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both USEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO U.S. Equity Allocation Series Fund (USD $)	1 Year		3 Years
Class R4	69	[1]	248
Class R5	54	[1]	200
Class R6	44	[1]	169
[1]	After reimbursement

Expense Example, No Redemption GMO U.S. Equity Allocation Series Fund (USD $)	1 Year		3 Years
Class R4	69	[1]	248
Class R5	54	[1]	200
Class R6	44	[1]	169
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO U.S. Equity Allocation Fund (“USEAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of USEAF. References to the Fund may refer to actions undertaken by the Fund or USEAF. The Fund’s investment adviser, GMO, is also the investment adviser to USEAF.

The Fund is a fund of funds and invests primarily in shares of GMO Funds that invest in U.S. equity securities (collectively, the “GMO U.S. Equity Funds”) and GMO U.S. Flexible Equities Fund. The GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds.” The Fund also may invest in securities and derivatives directly.

The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization) but also may have exposure to non-U.S. equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to the U.S. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Manager uses multi-year forecasts of returns and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth and real estate/REIT) to select the underlying Funds in which the Fund invests, and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Because the Fund invests substantially all of its assets in USEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through USEAF, which include those outlined in the following brief summary of principal risks. USEAF and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by USEAF or those underlying Funds may affect USEAF's or an underlying Fund's performance more than if USEAF or the underlying Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in USEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of USEAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in USEAF and the underlying Funds in which it invests, including the risk that USEAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of USEAF and the underlying Funds in which it invests, a reallocation of USEAF's investments to underlying Funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund's operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of USEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 17.97% (2Q2003) Lowest Quarter: – 15.00% (4Q2008) Year-to-Date (as of 6/30/13): 14.20%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO U.S. Equity Allocation Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	12.01%	2.78%	6.81%	9.74%	Dec 31, 1992	[1]
Class R4 Return After Taxes on Distributions	11.54%	2.36%	5.93%	6.74%	Dec 31, 1992	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	8.32%	2.28%	5.75%	6.84%	Dec 31, 1992	[1]
Class R5	12.18%	2.93%	6.97%	9.91%	Dec 31, 1992	[1]
Class R6	12.30%	3.04%	7.08%	10.02%	Dec 31, 1992	[1]
Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%	8.31%	Dec 31, 1992	[1]
Russell 3000 ++ Index (Composite index)	16.42%	2.04%	7.68%	8.51%	Dec 31, 1992	[1]
[1]	Inception date for USEAF (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO U.S. Equity Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. EQUITY ALLOCATION SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the Russell 3000 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both USEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO U.S. Equity Allocation Fund (“USEAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of USEAF. References to the Fund may refer to actions undertaken by the Fund or USEAF. The Fund’s investment adviser, GMO, is also the investment adviser to USEAF.

The Fund is a fund of funds and invests primarily in shares of GMO Funds that invest in U.S. equity securities (collectively, the “GMO U.S. Equity Funds”) and GMO U.S. Flexible Equities Fund. The GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds.” The Fund also may invest in securities and derivatives directly.

The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization) but also may have exposure to non-U.S. equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to the U.S. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Manager uses multi-year forecasts of returns and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth and real estate/REIT) to select the underlying Funds in which the Fund invests, and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Because the Fund invests substantially all of its assets in USEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through USEAF, which include those outlined in the following brief summary of principal risks. USEAF and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by USEAF or those underlying Funds may affect USEAF's or an underlying Fund's performance more than if USEAF or the underlying Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in USEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of USEAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in USEAF and the underlying Funds in which it invests, including the risk that USEAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of USEAF and the underlying Funds in which it invests, a reallocation of USEAF's investments to underlying Funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund's operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	USEAF and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by USEAF or those underlying Funds may affect USEAF’s or an underlying Fund’s performance more than if USEAF or the underlying Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of USEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year for the periods indicated and by comparing the Fund's average annual total returns for different calendar periods with those of the Fund's benchmark (which is a broad-based index) and a composite index computed by the Manager.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 17.97% (2Q2003) Lowest Quarter: – 15.00% (4Q2008) Year-to-Date (as of 6/30/13): 14.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO U.S. Equity Allocation Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.68%	[1]
1 Year	rr_ExpenseExampleYear01	69	[6]
3 Years	rr_ExpenseExampleYear03	248
1 Year	rr_ExpenseExampleNoRedemptionYear01	69	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	248
2003	rr_AnnualReturn2003	31.36%
2004	rr_AnnualReturn2004	11.20%
2005	rr_AnnualReturn2005	2.89%
2006	rr_AnnualReturn2006	10.01%
2007	rr_AnnualReturn2007	1.90%
2008	rr_AnnualReturn2008	(27.57%)
2009	rr_AnnualReturn2009	20.13%
2010	rr_AnnualReturn2010	7.36%
2011	rr_AnnualReturn2011	9.60%
2012	rr_AnnualReturn2012	12.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.00%)
1 Year	rr_AverageAnnualReturnYear01	12.01%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Inception	rr_AverageAnnualReturnSinceInception	9.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992	[7]
GMO U.S. Equity Allocation Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.53%	[1]
1 Year	rr_ExpenseExampleYear01	54	[6]
3 Years	rr_ExpenseExampleYear03	200
1 Year	rr_ExpenseExampleNoRedemptionYear01	54	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	200
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	6.97%
Inception	rr_AverageAnnualReturnSinceInception	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992	[7]
GMO U.S. Equity Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.44%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.43%	[1]
1 Year	rr_ExpenseExampleYear01	44	[6]
3 Years	rr_ExpenseExampleYear03	169
1 Year	rr_ExpenseExampleNoRedemptionYear01	44	[6]
3 Years	rr_ExpenseExampleNoRedemptionYear03	169
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	7.08%
Inception	rr_AverageAnnualReturnSinceInception	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992	[7]
GMO U.S. Equity Allocation Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Inception	rr_AverageAnnualReturnSinceInception	6.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992	[7]
GMO U.S. Equity Allocation Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	5.75%
Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992	[7]
GMO U.S. Equity Allocation Series Fund | Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Inception	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992	[7]
GMO U.S. Equity Allocation Series Fund | Russell 3000 ++ Index (Composite index)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992	[7]

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Equity Allocation Fund ("USEAF"), the underlying fund in which the Fund invests.
[2]	Neither the Fund nor USEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which USEAF invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[6]	After reimbursement
[7]	Inception date for USEAF (Class III shares).

GMO International Equity Allocation Series Fund
GMO INTERNATIONAL EQUITY ALLOCATION SERIES FUND
Investment objective
Total return greater than that of its benchmark, the MSCI ACWI ex USA.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees GMO International Equity Allocation Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund		Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund		Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	none	0.20%	[1]	none	0.20%	[1]	none	0.20%	[1]
Redemption fee (as a percentage of amount redeemed)	none	0.20%	[1]	none	0.20%	[1]	none	0.20%	[1]
[1]	These amounts are paid to and retained by GMO International Equity Allocation Fund ("IEAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO International Equity Allocation Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	none	none	none
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.05%	0.05%	0.05%
Acquired fund fees and expenses	[1][5]	0.74%	0.74%	0.74%
Total annual fund operating expenses	[1]	1.04%	0.89%	0.79%
Expense reimbursement	[1][6]	none	none	none
Total annual fund operating expenses after expense reimbursement	[1]	1.04%	0.89%	0.79%
[1]	The information in this table and in the Example below reflects the expenses of both the Fund and IEAF.
[2]	Neither the Fund nor IEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which IEAF invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.67% and 0.07%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both IEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO International Equity Allocation Series Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class R4	147	[1]	385	643	1,381
Class R5	131	[1]	339	563	1,208
Class R6	121	[1]	307	509	1,091
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption GMO International Equity Allocation Series Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class R4	126	[1]	363	619	1,352
Class R5	111	[1]	316	539	1,179
Class R6	101	[1]	285	485	1,061
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 3% of the average value of its portfolio.
Principal investment strategies
The Fund invests substantially all of its assets in GMO International Equity Allocation Fund (“IEAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of IEAF. References to the Fund may refer to actions undertaken by the Fund or IEAF. The Fund’s investment adviser, GMO, is also the investment adviser to IEAF.

The Fund is a fund of funds and invests primarily in shares of GMO Funds that invest in international and emerging market equity securities (collectively, the “GMO International Equity Funds”) and in shares of GMO Funds that invest in global equity securities (collectively, the “GMO Global Equity Funds”). In addition, the Fund may invest in shares of other GMO Funds, including GMO Funds that invest in fixed income securities (collectively, the “GMO Fixed Income Funds”), GMO Alpha Only Fund and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). The Fund also may invest in securities and derivatives directly.

Although the Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Because the Fund invests substantially all of its assets in IEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of IEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in IEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of IEAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in IEAF and the underlying Funds in which it invests, including the risk that IEAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of IEAF and the underlying Funds in which it invests, a reallocation of IEAF’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. The Fund commenced operations on March 30, 2012. Returns prior to the date the Fund commenced operations are those of IEAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The effect of purchase premiums and redemption fees paid by the Fund to IEAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 21.84% (2Q2009) Lowest Quarter: – 20.22% (3Q2008) Year-to-Date (as of 6/30/13): – 0.61%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO International Equity Allocation Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	16.33%	(2.86%)	10.67%	7.44%	Oct 11, 1996	[1]
Class R4 Return After Taxes on Distributions	15.97%	(3.92%)	9.19%	5.86%	Oct 11, 1996	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	11.47%	(2.55%)	9.20%	5.94%	Oct 11, 1996	[1]
Class R5	16.51%	(2.71%)	10.84%	7.60%	Oct 11, 1996	[1]
Class R6	16.63%	(2.61%)	10.95%	7.71%	Oct 11, 1996	[1]
MSCI ACWI ex USA (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.83%	(2.89%)	9.74%	5.23%	Oct 11, 1996	[1]
[1]	Inception date for IEAF (Class III shares)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO International Equity Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL EQUITY ALLOCATION SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the MSCI ACWI ex USA.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both IEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO International Equity Allocation Fund (“IEAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of IEAF. References to the Fund may refer to actions undertaken by the Fund or IEAF. The Fund’s investment adviser, GMO, is also the investment adviser to IEAF.

The Fund is a fund of funds and invests primarily in shares of GMO Funds that invest in international and emerging market equity securities (collectively, the “GMO International Equity Funds”) and in shares of GMO Funds that invest in global equity securities (collectively, the “GMO Global Equity Funds”). In addition, the Fund may invest in shares of other GMO Funds, including GMO Funds that invest in fixed income securities (collectively, the “GMO Fixed Income Funds”), GMO Alpha Only Fund and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). The Fund also may invest in securities and derivatives directly.

Although the Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Because the Fund invests substantially all of its assets in IEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of IEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in IEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of IEAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in IEAF and the underlying Funds in which it invests, including the risk that IEAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of IEAF and the underlying Funds in which it invests, a reallocation of IEAF’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds of IEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. The Fund commenced operations on March 30, 2012. Returns prior to the date the Fund commenced operations are those of IEAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The effect of purchase premiums and redemption fees paid by the Fund to IEAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The effect of purchase premiums and redemption fees paid by the Fund to IEAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 21.84% (2Q2009) Lowest Quarter: – 20.22% (3Q2008) Year-to-Date (as of 6/30/13): – 0.61%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO International Equity Allocation Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.04%	[1]
1 Year	rr_ExpenseExampleYear01	147	[7]
3 Years	rr_ExpenseExampleYear03	385
5 Years	rr_ExpenseExampleYear05	643
10 Years	rr_ExpenseExampleYear10	1,381
1 Year	rr_ExpenseExampleNoRedemptionYear01	126	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	363
5 Years	rr_ExpenseExampleNoRedemptionYear05	619
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,352
2003	rr_AnnualReturn2003	48.04%
2004	rr_AnnualReturn2004	23.75%
2005	rr_AnnualReturn2005	18.35%
2006	rr_AnnualReturn2006	25.53%
2007	rr_AnnualReturn2007	17.07%
2008	rr_AnnualReturn2008	(41.58%)
2009	rr_AnnualReturn2009	27.67%
2010	rr_AnnualReturn2010	12.67%
2011	rr_AnnualReturn2011	(11.53%)
2012	rr_AnnualReturn2012	16.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.22%)
1 Year	rr_AverageAnnualReturnYear01	16.33%
5 Years	rr_AverageAnnualReturnYear05	(2.86%)
10 Years	rr_AverageAnnualReturnYear10	10.67%
Inception	rr_AverageAnnualReturnSinceInception	7.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996	[8]
GMO International Equity Allocation Series Fund | Class R4 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO International Equity Allocation Series Fund | Class R4 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.20%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.20%	[9]
GMO International Equity Allocation Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.89%	[1]
1 Year	rr_ExpenseExampleYear01	131	[7]
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,208
1 Year	rr_ExpenseExampleNoRedemptionYear01	111	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	316
5 Years	rr_ExpenseExampleNoRedemptionYear05	539
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,179
1 Year	rr_AverageAnnualReturnYear01	16.51%
5 Years	rr_AverageAnnualReturnYear05	(2.71%)
10 Years	rr_AverageAnnualReturnYear10	10.84%
Inception	rr_AverageAnnualReturnSinceInception	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996	[8]
GMO International Equity Allocation Series Fund | Class R5 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO International Equity Allocation Series Fund | Class R5 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.20%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.20%	[9]
GMO International Equity Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.79%	[1]
1 Year	rr_ExpenseExampleYear01	121	[7]
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,091
1 Year	rr_ExpenseExampleNoRedemptionYear01	101	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	285
5 Years	rr_ExpenseExampleNoRedemptionYear05	485
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	16.63%
5 Years	rr_AverageAnnualReturnYear05	(2.61%)
10 Years	rr_AverageAnnualReturnYear10	10.95%
Inception	rr_AverageAnnualReturnSinceInception	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996	[8]
GMO International Equity Allocation Series Fund | Class R6 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO International Equity Allocation Series Fund | Class R6 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.20%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.20%	[9]
GMO International Equity Allocation Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.97%
5 Years	rr_AverageAnnualReturnYear05	(3.92%)
10 Years	rr_AverageAnnualReturnYear10	9.19%
Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996	[8]
GMO International Equity Allocation Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.47%
5 Years	rr_AverageAnnualReturnYear05	(2.55%)
10 Years	rr_AverageAnnualReturnYear10	9.20%
Inception	rr_AverageAnnualReturnSinceInception	5.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996	[8]
GMO International Equity Allocation Series Fund | MSCI ACWI ex USA (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 1996	[8]

[1]	The information in this table and in the Example below reflects the expenses of both the Fund and IEAF.
[2]	Neither the Fund nor IEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which IEAF invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.67% and 0.07%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[7]	After reimbursement
[8]	Inception date for IEAF (Class III shares)
[9]	These amounts are paid to and retained by GMO International Equity Allocation Fund ("IEAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

GMO International Opportunities Equity Allocation Series Fund
GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION SERIES FUND
Investment objective
Total return greater than that of its benchmark, the MSCI EAFE Index.
Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO International Opportunities Equity Allocation Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	none	none	none
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.06%	0.06%	0.06%
Acquired fund fees and expenses	[1][5]	0.61%	0.61%	0.61%
Total annual fund operating expenses	[1]	0.92%	0.77%	0.67%
Expense reimbursement	[1][6]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	0.91%	0.76%	0.66%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Opportunities Equity Allocation Fund ("IOEAF"), the underlying fund in which the Fund invests.
[2]	Neither the Fund nor IOEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which IOEAF invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.60% and 0.01%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund���s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both IOEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example GMO International Opportunities Equity Allocation Series Fund (USD $)	1 Year		3 Years
Class R4	93	[1]	305
Class R5	78	[1]	258
Class R6	67	[1]	226
[1]	After reimbursement

Expense Example, No Redemption GMO International Opportunities Equity Allocation Series Fund (USD $)	1 Year		3 Years
Class R4	93	[1]	305
Class R5	78	[1]	258
Class R6	67	[1]	226
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO International Opportunities Equity Allocation Fund (“IOEAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of IOEAF. References to the Fund may refer to actions undertaken by the Fund or IOEAF. The Fund’s investment adviser, GMO, is also the investment adviser to IOEAF.

The Fund is a fund of funds and invests primarily in shares of GMO Funds that invest in international and emerging market equity securities (collectively, the “GMO International Equity Funds”) and in shares of GMO Funds that invest in global equity securities (collectively, the “GMO Global Equity Funds”). In addition, the Fund may invest in shares of other GMO Funds, including GMO Funds that invest in fixed income securities (collectively, the “GMO Fixed Income Funds”), GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). The Fund also may invest in securities and derivatives directly.

Although the Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Because the Fund invests substantially all of its assets in IOEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IOEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of IOEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in IOEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of IOEAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in IOEAF and the underlying Funds in which it invests, including the risk that IOEAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of IOEAF and the underlying Funds in which it invests, a reallocation of IOEAF’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of IOEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 19.45% (2Q2009) Lowest Quarter: – 18.87% (3Q2008) Year-to-Date (as of 6/30/13): 3.90%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO International Opportunities Equity Allocation Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	16.77%	(2.95%)		1.49%	Jun 5, 2006	[1]
Class R4 Return After Taxes on Distributions	16.32%	(3.78%)		0.38%	Jun 5, 2006	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	11.74%	(2.61%)		1.06%	Jun 5, 2006	[1]
Class R5	16.95%	(2.80%)		1.64%	Jun 5, 2006	[1]
Class R6	17.06%	(2.70%)		1.74%	Jun 5, 2006	[1]
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	17.32%	(3.69%)		0.68%	Jun 5, 2006	[1]
[1]	Inception date for IOEAF (Class III shares)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO International Opportunities Equity Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the MSCI EAFE Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2013, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both IOEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO International Opportunities Equity Allocation Fund (“IOEAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of IOEAF. References to the Fund may refer to actions undertaken by the Fund or IOEAF. The Fund’s investment adviser, GMO, is also the investment adviser to IOEAF.

The Fund is a fund of funds and invests primarily in shares of GMO Funds that invest in international and emerging market equity securities (collectively, the “GMO International Equity Funds”) and in shares of GMO Funds that invest in global equity securities (collectively, the “GMO Global Equity Funds”). In addition, the Fund may invest in shares of other GMO Funds, including GMO Funds that invest in fixed income securities (collectively, the “GMO Fixed Income Funds”), GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). The Fund also may invest in securities and derivatives directly.

Although the Fund’s primary exposure is to non-U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments. The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Because the Fund invests substantially all of its assets in IOEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through IOEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of IOEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in IOEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of IOEAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in IOEAF and the underlying Funds in which it invests, including the risk that IOEAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of IOEAF and the underlying Funds in which it invests, a reallocation of IOEAF’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds of IOEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of IOEAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 19.45% (2Q2009) Lowest Quarter: – 18.87% (3Q2008) Year-to-Date (as of 6/30/13): 3.90%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO International Opportunities Equity Allocation Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.91%	[1]
1 Year	rr_ExpenseExampleYear01	93	[7]
3 Years	rr_ExpenseExampleYear03	305
1 Year	rr_ExpenseExampleNoRedemptionYear01	93	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	305
2007	rr_AnnualReturn2007	12.93%
2008	rr_AnnualReturn2008	(38.10%)
2009	rr_AnnualReturn2009	19.41%
2010	rr_AnnualReturn2010	10.52%
2011	rr_AnnualReturn2011	(9.71%)
2012	rr_AnnualReturn2012	16.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.87%)
1 Year	rr_AverageAnnualReturnYear01	16.77%
5 Years	rr_AverageAnnualReturnYear05	(2.95%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2006	[8]
GMO International Opportunities Equity Allocation Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.76%	[1]
1 Year	rr_ExpenseExampleYear01	78	[7]
3 Years	rr_ExpenseExampleYear03	258
1 Year	rr_ExpenseExampleNoRedemptionYear01	78	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	258
1 Year	rr_AverageAnnualReturnYear01	16.95%
5 Years	rr_AverageAnnualReturnYear05	(2.80%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2006	[8]
GMO International Opportunities Equity Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.66%	[1]
1 Year	rr_ExpenseExampleYear01	67	[7]
3 Years	rr_ExpenseExampleYear03	226
1 Year	rr_ExpenseExampleNoRedemptionYear01	67	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	226
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	(2.70%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2006	[8]
GMO International Opportunities Equity Allocation Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.32%
5 Years	rr_AverageAnnualReturnYear05	(3.78%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2006	[8]
GMO International Opportunities Equity Allocation Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	(2.61%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2006	[8]
GMO International Opportunities Equity Allocation Series Fund | MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	0.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2006	[8]

[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO International Opportunities Equity Allocation Fund ("IOEAF"), the underlying fund in which the Fund invests.
[2]	Neither the Fund nor IOEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which IOEAF invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.60% and 0.01%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund���s Board of Trustees.
[7]	After reimbursement
[8]	Inception date for IOEAF (Class III shares)

GMO Global Equity Allocation Series Fund
GMO GLOBAL EQUITY ALLOCATION SERIES FUND
Investment objective
Total return greater than that of its benchmark, the MSCI ACWI.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees GMO Global Equity Allocation Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund		Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund		Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	none	0.11%	[1]	none	0.11%	[1]	none	0.11%	[1]
Redemption fee (as a percentage of amount redeemed)	none	0.11%	[1]	none	0.11%	[1]	none	0.11%	[1]
[1]	These amounts are paid to and retained by GMO Global Equity Allocation Fund ("GEAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Global Equity Allocation Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	none	none	none
Distribution and service (12b-1) fee	[2][3]	0.25%	0.10%	none
Other expenses	[2][4]	0.63%	0.63%	0.63%
Acquired fund fees and expenses	[2][5]	0.55%	0.55%	0.55%
Total annual fund operating expenses	[2]	1.43%	1.28%	1.18%
Expense reimbursement	[2][6]	(0.58%)	(0.58%)	(0.58%)
Total annual fund operating expenses after expense reimbursement	[2]	0.85%	0.70%	0.60%
[1]	Neither the Fund nor GEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GEAF invests.
[2]	The information in this table and in the Example below reflects the expenses of both the Fund and GEAF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.52% and 0.03%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both GEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO Global Equity Allocation Series Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class R4	109	[1]	439	793	1,790
Class R5	94	[1]	393	714	1,623
Class R6	84	[1]	362	661	1,511
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption GMO Global Equity Allocation Series Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class R4	98	[1]	427	780	1,775
Class R5	82	[1]	380	701	1,608
Class R6	72	[1]	349	647	1,495
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from September 4, 2012 to April 30, 2013), the Fund’s portfolio turnover rate (excluding short-term investments) was 46% of the average value of its portfolio.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Global Equity Allocation Fund ("GEAF"), which invests primarily in shares of other funds managed by GMO ("GMO Funds"). The Fund's investment objective and principal investment strategies, therefore, are substantially similar to those of GEAF. References to the Fund may refer to actions undertaken by the Fund or GEAF. The Fund's investment adviser, GMO, is also the investment adviser to GEAF.

The Fund is a fund of funds and invests primarily in shares of GMO Funds that invest in international and emerging market equity securities (collectively, the "GMO International Equity Funds"), GMO Funds that invest in global equity securities (collectively, the "GMO Global Equity Funds"), GMO U.S. Flexible Equities Fund, and GMO Funds that invest in U.S. equity securities (collectively, the "GMO U.S. Equity Funds"). In addition, the Fund may invest in shares of other GMO Funds, including GMO Funds that invest in fixed income securities (collectively, the "GMO Fixed Income Funds"), GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the "underlying Funds"). The Fund also may invest in securities and derivatives directly.

Although the Fund's primary exposure is to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts ("REITs") and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., U.S. equity, non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund's holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund's investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Because the Fund invests substantially all of its assets in GEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of GEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in GEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of GEAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in GEAF and the underlying Funds in which it invests, including the risk that GEAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of GEAF and the underlying Funds in which it invests, a reallocation of GEAF's investments to underlying Funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option's expiration.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund's shares to decline and fluctuate in a rapid and unpredictable manner.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund's operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. The Fund commenced operations on September 4, 2012. Returns prior to the date the Fund commenced operations are those of GEAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The effect of purchase premiums and redemption fees paid by the Fund to GEAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 18.70% (2Q2003) Lowest Quarter: – 15.71% (4Q2008) Year-to-Date (as of 6/30/13): 5.46%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO Global Equity Allocation Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	14.05%	0.24%	8.58%	7.68%	Nov 26, 1996	[1]
Class R4 Return After Taxes on Distributions	13.26%	(0.63%)	7.22%	5.72%	Nov 26, 1996	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	9.99%	0.01%	7.23%	5.84%	Nov 26, 1996	[1]
Class R5	14.22%	0.39%	8.74%	7.84%	Nov 26, 1996	[1]
Class R6	14.34%	0.49%	8.85%	7.95%	Nov 26, 1996	[1]
MSCI ACWI (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.13%	(1.16%)	8.11%	5.07%	Nov 26, 1996	[1]
MSCI ACWI + (Composite index)	16.13%	(1.28%)	6.82%	5.17%	Nov 26, 1996	[1]
[1]	Inception date for GEAF (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO Global Equity Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO GLOBAL EQUITY ALLOCATION SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the MSCI ACWI.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from September 4, 2012 to April 30, 2013), the Fund’s portfolio turnover rate (excluding short-term investments) was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both GEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Global Equity Allocation Fund ("GEAF"), which invests primarily in shares of other funds managed by GMO ("GMO Funds"). The Fund's investment objective and principal investment strategies, therefore, are substantially similar to those of GEAF. References to the Fund may refer to actions undertaken by the Fund or GEAF. The Fund's investment adviser, GMO, is also the investment adviser to GEAF.

The Fund is a fund of funds and invests primarily in shares of GMO Funds that invest in international and emerging market equity securities (collectively, the "GMO International Equity Funds"), GMO Funds that invest in global equity securities (collectively, the "GMO Global Equity Funds"), GMO U.S. Flexible Equities Fund, and GMO Funds that invest in U.S. equity securities (collectively, the "GMO U.S. Equity Funds"). In addition, the Fund may invest in shares of other GMO Funds, including GMO Funds that invest in fixed income securities (collectively, the "GMO Fixed Income Funds"), GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the "underlying Funds"). The Fund also may invest in securities and derivatives directly.

Although the Fund's primary exposure is to non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to non-U.S. and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts ("REITs") and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., U.S. equity, non-U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund's holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund's investments. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Because the Fund invests substantially all of its assets in GEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GEAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of GEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in GEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of GEAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in GEAF and the underlying Funds in which it invests, including the risk that GEAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of GEAF and the underlying Funds in which it invests, a reallocation of GEAF's investments to underlying Funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option's expiration.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund's shares to decline and fluctuate in a rapid and unpredictable manner.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund's operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds of GEAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. The Fund commenced operations on September 4, 2012. Returns prior to the date the Fund commenced operations are those of GEAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The effect of purchase premiums and redemption fees paid by the Fund to GEAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The effect of purchase premiums and redemption fees paid by the Fund to GEAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 18.70% (2Q2003) Lowest Quarter: – 15.71% (4Q2008) Year-to-Date (as of 6/30/13): 5.46%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Global Equity Allocation Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.63%	[2],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	109	[7]
3 Years	rr_ExpenseExampleYear03	439
5 Years	rr_ExpenseExampleYear05	793
10 Years	rr_ExpenseExampleYear10	1,790
1 Year	rr_ExpenseExampleNoRedemptionYear01	98	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	427
5 Years	rr_ExpenseExampleNoRedemptionYear05	780
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,775
2003	rr_AnnualReturn2003	37.80%
2004	rr_AnnualReturn2004	15.93%
2005	rr_AnnualReturn2005	10.98%
2006	rr_AnnualReturn2006	16.21%
2007	rr_AnnualReturn2007	9.23%
2008	rr_AnnualReturn2008	(33.30%)
2009	rr_AnnualReturn2009	24.11%
2010	rr_AnnualReturn2010	9.64%
2011	rr_AnnualReturn2011	(2.26%)
2012	rr_AnnualReturn2012	14.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.71%)
1 Year	rr_AverageAnnualReturnYear01	14.05%
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	8.58%
Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 1996	[8]
GMO Global Equity Allocation Series Fund | Class R4 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Global Equity Allocation Series Fund | Class R4 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[9]
GMO Global Equity Allocation Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.63%	[2],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
1 Year	rr_ExpenseExampleYear01	94	[7]
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	714
10 Years	rr_ExpenseExampleYear10	1,623
1 Year	rr_ExpenseExampleNoRedemptionYear01	82	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	380
5 Years	rr_ExpenseExampleNoRedemptionYear05	701
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,608
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	8.74%
Inception	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 1996	[8]
GMO Global Equity Allocation Series Fund | Class R5 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Global Equity Allocation Series Fund | Class R5 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[9]
GMO Global Equity Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Other expenses	rr_OtherExpensesOverAssets	0.63%	[2],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[2]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.60%	[2]
1 Year	rr_ExpenseExampleYear01	84	[7]
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	661
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_ExpenseExampleNoRedemptionYear01	72	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	349
5 Years	rr_ExpenseExampleNoRedemptionYear05	647
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,495
1 Year	rr_AverageAnnualReturnYear01	14.34%
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Inception	rr_AverageAnnualReturnSinceInception	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 1996	[8]
GMO Global Equity Allocation Series Fund | Class R6 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Global Equity Allocation Series Fund | Class R6 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[9]
GMO Global Equity Allocation Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.26%
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
10 Years	rr_AverageAnnualReturnYear10	7.22%
Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 1996	[8]
GMO Global Equity Allocation Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.99%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 1996	[8]
GMO Global Equity Allocation Series Fund | MSCI ACWI (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 1996	[8]
GMO Global Equity Allocation Series Fund | MSCI ACWI + (Composite index)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.28%)
10 Years	rr_AverageAnnualReturnYear10	6.82%
Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 1996	[8]

[1]	Neither the Fund nor GEAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GEAF invests.
[2]	The information in this table and in the Example below reflects the expenses of both the Fund and GEAF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.52% and 0.03%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[7]	After reimbursement
[8]	Inception date for GEAF (Class III shares).
[9]	These amounts are paid to and retained by GMO Global Equity Allocation Fund ("GEAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

GMO Global Asset Allocation Series Fund
GMO GLOBAL ASSET ALLOCATION SERIES FUND
Investment objective
Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO, consisting of 65% MSCI ACWI and 35% Barclays U.S. Aggregate Index.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees GMO Global Asset Allocation Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund		Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund		Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	none	0.11%	[1]	none	0.11%	[1]	none	0.11%	[1]
Redemption fee (as a percentage of amount redeemed)	none	0.11%	[1]	none	0.11%	[1]	none	0.11%	[1]
[1]	These amounts are paid to and retained by GMO Global Asset Allocation Fund ("GAAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Global Asset Allocation Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	none	none	none
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.05%	0.05%	0.05%
Acquired fund fees and expenses	[1][5]	0.59%	0.59%	0.59%
Total annual fund operating expenses	[1]	0.89%	0.74%	0.64%
Expense reimbursement	[1][6]	none	none	none
Total annual fund operating expenses after expense reimbursement	[1]	0.89%	0.74%	0.64%
[1]	The information in this table and in the Example below reflects the expenses of both the Fund and GAAF.
[2]	Neither the Fund nor GAAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GAAF invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.52%, less than 0.01%, and 0.07%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both GAAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO Global Asset Allocation Series Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class R4	113	[1]	345	596	1,315
Class R5	98	[1]	298	516	1,141
Class R6	88	[1]	267	461	1,023
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption GMO Global Asset Allocation Series Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class R4	102	[1]	333	583	1,299
Class R5	86	[1]	286	502	1,125
Class R6	76	[1]	255	448	1,007
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from July 31, 2012 to April 30, 2013), the Fund’s portfolio turnover rate (excluding short-term investments) was 6% of the average value of its portfolio.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Global Asset Allocation Fund ("GAAF"), which invests primarily in shares of other funds managed by GMO ("GMO Funds"). The Fund's investment objective and principal investment strategies, therefore, are substantially similar to those of GAAF. References to the Fund may refer to actions undertaken by the Fund or GAAF. The Fund's investment adviser, GMO, is also the investment adviser to GAAF.

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include GMO Funds that invest in international and emerging market equity securities (collectively, the "GMO International Equity Funds"), GMO Funds that invest in global equity securities (collectively, the "GMO Global Equity Funds"), GMO Funds that invest in U.S. equity securities (collectively, the "GMO U.S. Equity Funds"), GMO Funds that invest in fixed income securities (collectively, the "GMO Fixed Income Funds"), GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund, GMO World Opportunity Overlay Fund, and GMO U.S. Flexible Equities Fund (collectively, the "underlying Funds"). In addition, the Fund may invest in securities (particularly asset-backed securities) and derivatives directly.

The Fund is permitted to invest in non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and non-U.S. fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts ("REITs") and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, non-U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund's holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund's investments. Under normal circumstances, the Manager intends to invest not more than 85% of the Fund's assets in the GMO U.S. Equity Funds, GMO International Equity Funds and GMO Global Equity Funds. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Because the Fund invests substantially all of its assets in GAAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GAAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of GAAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in GAAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of GAAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option's expiration.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in GAAF and the underlying Funds in which it invests, including the risk that GAAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of GAAF and the underlying Funds in which it invests, a reallocation of GAAF's investments to underlying Funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund's shares to decline and fluctuate in a rapid and unpredictable manner.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund's operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). The Fund commenced operations on July 31, 2012. Returns prior to the date the Fund commenced operations are those of GAAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The effect of purchase premiums and redemption fees paid by the Fund to GAAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 14.19% (2Q2003) Lowest Quarter: – 9.55% (4Q2008) Year-to-Date (as of 6/30/13): 3.20%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO Global Asset Allocation Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	9.77%	3.15%	8.36%	7.36%	Jun 28, 1996	[1]
Class R4 Return After Taxes on Distributions	9.19%	1.82%	6.94%	5.48%	Jun 28, 1996	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	6.79%	2.03%	6.69%	5.42%	Jun 28, 1996	[1]
Class R5	9.93%	3.31%	8.53%	7.53%	Jun 28, 1996	[1]
Class R6	10.05%	3.41%	8.64%	7.64%	Jun 28, 1996	[1]
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	16.13%	(1.16%)	8.11%	5.39%	Jun 28, 1996	[1]
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%	6.31%	Jun 28, 1996	[1]
GMO Global Asset Allocation Index (Fund benchmark)	12.07%	1.82%	6.78%	5.09%	Jun 28, 1996	[1]
[1]	Inception date for GAAF. GAAF commenced operations on June 28, 1996 with two classes of shares ��� Class I shares and Class II shares. No class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance information June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO Global Asset Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO GLOBAL ASSET ALLOCATION SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO, consisting of 65% MSCI ACWI and 35% Barclays U.S. Aggregate Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from July 31, 2012 to April 30, 2013), the Fund’s portfolio turnover rate (excluding short-term investments) was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both GAAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Global Asset Allocation Fund ("GAAF"), which invests primarily in shares of other funds managed by GMO ("GMO Funds"). The Fund's investment objective and principal investment strategies, therefore, are substantially similar to those of GAAF. References to the Fund may refer to actions undertaken by the Fund or GAAF. The Fund's investment adviser, GMO, is also the investment adviser to GAAF.

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include GMO Funds that invest in international and emerging market equity securities (collectively, the "GMO International Equity Funds"), GMO Funds that invest in global equity securities (collectively, the "GMO Global Equity Funds"), GMO Funds that invest in U.S. equity securities (collectively, the "GMO U.S. Equity Funds"), GMO Funds that invest in fixed income securities (collectively, the "GMO Fixed Income Funds"), GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund, GMO World Opportunity Overlay Fund, and GMO U.S. Flexible Equities Fund (collectively, the "underlying Funds"). In addition, the Fund may invest in securities (particularly asset-backed securities) and derivatives directly.

The Fund is permitted to invest in non-U.S. and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and non-U.S. fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), commodities and, from time to time, other alternative asset classes. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts ("REITs") and income trusts.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, non-U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund's holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund's investments. Under normal circumstances, the Manager intends to invest not more than 85% of the Fund's assets in the GMO U.S. Equity Funds, GMO International Equity Funds and GMO Global Equity Funds. The factors considered and investment methods used by the Manager can change over time.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying Funds. Because the Fund invests substantially all of its assets in GAAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GAAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of GAAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in GAAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of GAAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager's overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. The Fund's portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund's strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option's expiration.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in GAAF and the underlying Funds in which it invests, including the risk that GAAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of GAAF and the underlying Funds in which it invests, a reallocation of GAAF's investments to underlying Funds with higher fees or expenses will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund's shares to decline and fluctuate in a rapid and unpredictable manner.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund's loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund's investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund's operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds of GAAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). The Fund commenced operations on July 31, 2012. Returns prior to the date the Fund commenced operations are those of GAAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The effect of purchase premiums and redemption fees paid by the Fund to GAAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The effect of purchase premiums and redemption fees paid by the Fund to GAAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 14.19% (2Q2003) Lowest Quarter: – 9.55% (4Q2008) Year-to-Date (as of 6/30/13): 3.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Global Asset Allocation Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.89%	[1]
1 Year	rr_ExpenseExampleYear01	113	[7]
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	596
10 Years	rr_ExpenseExampleYear10	1,315
1 Year	rr_ExpenseExampleNoRedemptionYear01	102	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	333
5 Years	rr_ExpenseExampleNoRedemptionYear05	583
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,299
2003	rr_AnnualReturn2003	28.06%
2004	rr_AnnualReturn2004	13.09%
2005	rr_AnnualReturn2005	9.15%
2006	rr_AnnualReturn2006	11.76%
2007	rr_AnnualReturn2007	8.24%
2008	rr_AnnualReturn2008	(19.63%)
2009	rr_AnnualReturn2009	22.01%
2010	rr_AnnualReturn2010	7.05%
2011	rr_AnnualReturn2011	1.35%
2012	rr_AnnualReturn2012	9.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.55%)
1 Year	rr_AverageAnnualReturnYear01	9.77%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	8.36%
Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 1996	[8]
GMO Global Asset Allocation Series Fund | Class R4 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Global Asset Allocation Series Fund | Class R4 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[9]
GMO Global Asset Allocation Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.74%	[1]
1 Year	rr_ExpenseExampleYear01	98	[7]
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	1,141
1 Year	rr_ExpenseExampleNoRedemptionYear01	86	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	286
5 Years	rr_ExpenseExampleNoRedemptionYear05	502
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,125
1 Year	rr_AverageAnnualReturnYear01	9.93%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Inception	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 1996	[8]
GMO Global Asset Allocation Series Fund | Class R5 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Global Asset Allocation Series Fund | Class R5 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[9]
GMO Global Asset Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.05%	[1],[4]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.64%	[1]
1 Year	rr_ExpenseExampleYear01	88	[7]
3 Years	rr_ExpenseExampleYear03	267
5 Years	rr_ExpenseExampleYear05	461
10 Years	rr_ExpenseExampleYear10	1,023
1 Year	rr_ExpenseExampleNoRedemptionYear01	76	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	255
5 Years	rr_ExpenseExampleNoRedemptionYear05	448
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,007
1 Year	rr_AverageAnnualReturnYear01	10.05%
5 Years	rr_AverageAnnualReturnYear05	3.41%
10 Years	rr_AverageAnnualReturnYear10	8.64%
Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 1996	[8]
GMO Global Asset Allocation Series Fund | Class R6 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Global Asset Allocation Series Fund | Class R6 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[9]
GMO Global Asset Allocation Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.19%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	6.94%
Inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 1996	[8]
GMO Global Asset Allocation Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.79%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	6.69%
Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 1996	[8]
GMO Global Asset Allocation Series Fund | MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 1996	[8]
GMO Global Asset Allocation Series Fund | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 1996	[8]
GMO Global Asset Allocation Series Fund | GMO Global Asset Allocation Index (Fund benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.07%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	6.78%
Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 1996	[8]

[1]	The information in this table and in the Example below reflects the expenses of both the Fund and GAAF.
[2]	Neither the Fund nor GAAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GAAF invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.52%, less than 0.01%, and 0.07%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[7]	After reimbursement
[8]	Inception date for GAAF. GAAF commenced operations on June 28, 1996 with two classes of shares ��� Class I shares and Class II shares. No class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance information June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter.
[9]	These amounts are paid to and retained by GMO Global Asset Allocation Fund ("GAAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

GMO Benchmark-Free Allocation Series Fund
GMO BENCHMARK-FREE ALLOCATION SERIES FUND
Investment objective
Positive total return not “relative” return.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees GMO Benchmark-Free Allocation Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund		Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund		Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	none	0.11%	[1]	none	0.11%	[1]	none	0.11%	[1]
Redemption fee (as a percentage of amount redeemed)	none	0.11%	[1]	none	0.11%	[1]	none	0.11%	[1]
[1]	These amounts are paid to and retained by GMO Benchmark-Free Allocation Fund ("BFAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GMO Benchmark-Free Allocation Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.65%	0.65%	0.65%
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.21%	0.21%	0.21%
Acquired fund fees and expenses	[1][5]	0.10%	0.10%	0.10%
Total annual fund operating expenses	[1]	1.21%	1.06%	0.96%
Expense reimbursement	[1][6]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	1.20%	1.05%	0.95%
[1]	The amounts represent an estimate based on the operating expenses incurred during the Fund's initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and BFAF.
[2]	The amount reflects the management fee paid by BFAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by BFAF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include net expenses borne by BFAF as a result of its investment in underlying funds. These expenses represent approximately 0.01% of net indirect operating expenses, less than 0.01% of interest expense and 0.08% of purchase premium and redemption fees paid by BFAF to the underlying funds.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both BFAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example GMO Benchmark-Free Allocation Series Fund (USD $)	1 Year		3 Years
Class R4	145	[1]	522
Class R5	129	[1]	476
Class R6	119	[1]	445
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption GMO Benchmark-Free Allocation Series Fund (USD $)	1 Year		3 Years
Class R4	133	[1]	510
Class R5	118	[1]	464
Class R6	108	[1]	433
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from January 24, 2013 to April 30, 2013), the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Benchmark-Free Allocation Fund (“BFAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of BFAF. References to the Fund may refer to actions undertaken by the Fund or BFAF. The Fund’s investment adviser, GMO, is also the investment adviser to BFAF.

The Manager seeks to achieve the Fund’s investment objective by investing in asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, real estate, and commodities) that the Manager believes offer the most attractive return and risk opportunities. The Manager uses multi-year forecasts of returns and risk for asset classes to determine the Fund’s allocations. The factors considered and investment methods used by the Manager can change over time.

The Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund (“Implementation Fund”). In addition, the Fund may invest in other GMO Funds (together with Implementation Fund, the “underlying Funds”), principally GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Alternative Asset Opportunity Fund, and GMO Emerging Country Debt Fund. Implementation Fund is permitted to invest in any asset class. The Fund also may invest in securities or derivatives directly.

The Fund seeks annualized excess returns of 5% (net of fees) above the Consumer Price Index, with annualized volatility of 5-10%, over a complete market cycle. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

The Fund is permitted to invest (through Implementation Fund, another underlying Fund or directly) in any asset class, country, or sector and at times may have substantial exposure to a single asset class, country, or sector. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. The Fund may have indirect exposure to derivatives and short sales through its investment in Implementation Fund and the other underlying Funds. The Manager’s ability to shift investments within Implementation Fund and between it and the other underlying Funds is not subject to any limits.

Prior to January 1, 2012, BFAF served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Beginning on January 1, 2012, BFAF has been managed as a standalone investment.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Because the Fund invests substantially all of its assets in BFAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through BFAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of BFAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in BFAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of BFAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results (including the annualized excess returns the Fund seeks above the Consumer Price Index). The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in BFAF and the underlying Funds in which it invests, including the risk that BFAF and those underlying Funds will not perform as expected.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI World Index, the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index, and the Consumer Price Index. The Fund commenced operations on January 24, 2013, subsequent to the periods shown in the bar chart and table below. Returns prior to the date the Fund commenced operations are those of BFAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The returns shown for periods prior to January 1, 2012 are for Class III shares of BFAF under BFAF’s prior fee arrangement. Under BFAF’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower. The effect of purchase premiums and redemption fees paid by the Fund to BFAF are not reflected in the bar chart or table below for periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 9.10% (2Q2009) Lowest Quarter: – 6.98% (4Q2008) Year-to-Date (as of 6/30/13): 3.74%
Average Annual Total Returns Periods Ending December 31, 2012
Average Annual Total Returns GMO Benchmark-Free Allocation Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	9.67%	4.80%		10.58%	Jul 23, 2003	[1]
Class R4 Return After Taxes on Distributions	9.52%	3.28%		8.54%	Jul 23, 2003	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	6.42%	3.23%		8.27%	Jul 23, 2003	[1]
Class R5	9.84%	4.96%		10.74%	Jul 23, 2003	[1]
Class R6	9.95%	5.06%		10.85%	Jul 23, 2003	[1]
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	15.83%	(1.18%)		6.59%	Jul 23, 2003	[1]
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	5.04%	5.64%		5.58%	Jul 23, 2003	[1]
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.87%	1.81%		2.45%	Jul 23, 2003	[1]
[1]	Inception date for BFAF (Class III shares).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
GMO Benchmark-Free Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO BENCHMARK-FREE ALLOCATION SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Positive total return not “relative” return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from January 24, 2013 to April 30, 2013), the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an estimate based on the operating expenses incurred during the Fund's initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The amounts represent an estimate based on the operating expenses incurred during the Fund's initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and all amounts shown include the expenses of both BFAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Benchmark-Free Allocation Fund (“BFAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of BFAF. References to the Fund may refer to actions undertaken by the Fund or BFAF. The Fund’s investment adviser, GMO, is also the investment adviser to BFAF.

The Manager seeks to achieve the Fund’s investment objective by investing in asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, real estate, and commodities) that the Manager believes offer the most attractive return and risk opportunities. The Manager uses multi-year forecasts of returns and risk for asset classes to determine the Fund’s allocations. The factors considered and investment methods used by the Manager can change over time.

The Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund (“Implementation Fund”). In addition, the Fund may invest in other GMO Funds (together with Implementation Fund, the “underlying Funds”), principally GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Alternative Asset Opportunity Fund, and GMO Emerging Country Debt Fund. Implementation Fund is permitted to invest in any asset class. The Fund also may invest in securities or derivatives directly.

The Fund seeks annualized excess returns of 5% (net of fees) above the Consumer Price Index, with annualized volatility of 5-10%, over a complete market cycle. The Manager does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

The Fund is permitted to invest (through Implementation Fund, another underlying Fund or directly) in any asset class, country, or sector and at times may have substantial exposure to a single asset class, country, or sector. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. The Fund may have indirect exposure to derivatives and short sales through its investment in Implementation Fund and the other underlying Funds. The Manager’s ability to shift investments within Implementation Fund and between it and the other underlying Funds is not subject to any limits.

Prior to January 1, 2012, BFAF served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Beginning on January 1, 2012, BFAF has been managed as a standalone investment.

The Fund also may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

		The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Because the Fund invests substantially all of its assets in BFAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through BFAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of BFAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in BFAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of BFAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results (including the annualized excess returns the Fund seeks above the Consumer Price Index). The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Options Risk – The market price of options written by an underlying Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in BFAF and the underlying Funds in which it invests, including the risk that BFAF and those underlying Funds will not perform as expected.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline and fluctuate in a rapid and unpredictable manner.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the underlying Funds of BFAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI World Index, the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index, and the Consumer Price Index. The Fund commenced operations on January 24, 2013, subsequent to the periods shown in the bar chart and table below. Returns prior to the date the Fund commenced operations are those of BFAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The returns shown for periods prior to January 1, 2012 are for Class III shares of BFAF under BFAF’s prior fee arrangement. Under BFAF’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower. The effect of purchase premiums and redemption fees paid by the Fund to BFAF are not reflected in the bar chart or table below for periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI World Index, the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index, and the Consumer Price Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The effect of purchase premiums and redemption fees paid by the Fund to BFAF are not reflected in the bar chart or table below for periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 9.10% (2Q2009) Lowest Quarter: – 6.98% (4Q2008) Year-to-Date (as of 6/30/13): 3.74%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Benchmark-Free Allocation Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	145	[7]
3 Years	rr_ExpenseExampleYear03	522
1 Year	rr_ExpenseExampleNoRedemptionYear01	133	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	510
2004	rr_AnnualReturn2004	17.78%
2005	rr_AnnualReturn2005	16.07%
2006	rr_AnnualReturn2006	12.58%
2007	rr_AnnualReturn2007	10.94%
2008	rr_AnnualReturn2008	(11.51%)
2009	rr_AnnualReturn2009	20.28%
2010	rr_AnnualReturn2010	4.58%
2011	rr_AnnualReturn2011	3.54%
2012	rr_AnnualReturn2012	9.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.98%)
1 Year	rr_AverageAnnualReturnYear01	9.67%
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003	[8]
GMO Benchmark-Free Allocation Series Fund | Class R4 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Benchmark-Free Allocation Series Fund | Class R4 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[9]
GMO Benchmark-Free Allocation Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	129	[7]
3 Years	rr_ExpenseExampleYear03	476
1 Year	rr_ExpenseExampleNoRedemptionYear01	118	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	464
1 Year	rr_AverageAnnualReturnYear01	9.84%
5 Years	rr_AverageAnnualReturnYear05	4.96%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	10.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003	[8]
GMO Benchmark-Free Allocation Series Fund | Class R5 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Benchmark-Free Allocation Series Fund | Class R5 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[9]
GMO Benchmark-Free Allocation Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[1]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[6]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	119	[7]
3 Years	rr_ExpenseExampleYear03	445
1 Year	rr_ExpenseExampleNoRedemptionYear01	108	[7]
3 Years	rr_ExpenseExampleNoRedemptionYear03	433
1 Year	rr_AverageAnnualReturnYear01	9.95%
5 Years	rr_AverageAnnualReturnYear05	5.06%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	10.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003	[8]
GMO Benchmark-Free Allocation Series Fund | Class R6 | Fees paid directly from your investment
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
GMO Benchmark-Free Allocation Series Fund | Class R6 | Fees paid by the Fund
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.11%	[9]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.11%	[9]
GMO Benchmark-Free Allocation Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003	[8]
GMO Benchmark-Free Allocation Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003	[8]
GMO Benchmark-Free Allocation Series Fund | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003	[8]
GMO Benchmark-Free Allocation Series Fund | Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003	[8]
GMO Benchmark-Free Allocation Series Fund | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10
Inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 23, 2003	[8]

[1]	The amounts represent an estimate based on the operating expenses incurred during the Fund's initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and BFAF.
[2]	The amount reflects the management fee paid by BFAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by BFAF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	These indirect expenses include net expenses borne by BFAF as a result of its investment in underlying funds. These expenses represent approximately 0.01% of net indirect operating expenses, less than 0.01% of interest expense and 0.08% of purchase premium and redemption fees paid by BFAF to the underlying funds.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2014, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[7]	After reimbursement
[8]	Inception date for BFAF (Class III shares).
[9]	These amounts are paid to and retained by GMO Benchmark-Free Allocation Fund ("BFAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2013